[LOGO]  ROCHESTER
        FUND
        MUNICIPALS                   Tax-Fee Income for New York Investors

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                                   [ARTWORK]










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                                                Annual Report
[LOGO] OppenheimerFunds(R)                      December 31, 1995

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                             To Fellow Shareholders

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[PHOTOGRAPH]

     February 8, 1996

     Dear Fellow Shareholder,

     What a year it was! The U.S. stock market soared, as evidenced by the returns of almost all domestic stock indices. Even more important for investors of Rochester Fund Municipals, bonds rebounded from 1994's general market decline to rack up significant returns.

     We are extremely pleased to report that Rochester Fund Municipals had one of its best years ever, providing a total return of 13.83%, which reflects payment of the maximum sales charge of 4.00% and includes reinvestment of dividends. Not only did the Fund continue to provide an attractive level of tax-free income for the year(1), but its net asset value increased from $16.31 on January 1st to $18.18 on December 29th.

     We are optimistic as we enter 1996. Inflation remains low, economic growth is forecast to continue at a substantial rate, and Governor Pataki and the U.S. Congress seem dedicated to lower government spending and regulation. We believe that in 1996 we can continue to provide good returns to our shareholders.


     Sincerely,


     /s/  Ronald  Fielding


     Ronald H. Fielding
     Portfolio Manager


1. A portion of the Fund's income may be subject to income taxes. Capital gains distributions, if any, are taxable as capital gains. For investors subject to the alternative minimum tax, some of the Fund's distributions may increase that tax.

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Tax-Free Income                                              [MAP OF NY]
For New York Investors

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                               STANDARDIZED YIELD
                         For the 30 days ended 12/31/95(1)
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                                      5.50%
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According to Lipper Analytical Services, Inc., Rochester Fund Municipals is the
#1 performing New York State municipal debt fund for the 10-Year period ended 12/31/95.(2)

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                                 MORNINGSTAR(3)
                                 4 star ranking

1. Standardized yield is net investment income calculated on a yield-to-maturity basis for the 30-day period ended 12/31/95, divided by the maximum offering price at the end of the period, compounded semi-annually and then annualized. Falling net asset values will tend to artificially raise yields.

2. Source: Lipper Analytical Services, Inc., 12/31/95, an independent mutual fund monitoring service. Rochester Fund Municipals is characterized by Lipper as a New York State Municipal Debt Fund. The Lipper total return rankings for the 10-year period included 17 New York State Municipal Debt Funds. Within the same category, the Fund was also ranked 14th out of 88 funds for the 1-year period and 5th out of 40 funds for the 5-year period. Lipper performance does not take sales charges into consideration and assumes the reinvestment of dividends and capital gains distributions. The Fund's management rates were increased on 5/1/95.

3. Source: Morningstar Mutual Funds, 12/31/95. Morningstar, Inc., an independent mutual fund monitoring service, produces proprietary monthly rankings of funds in broad investment categories based on risk-adjusted investment returns, after considering sales charges and expenses. Investment return measures a fund's 3-,5- and 10-year average annual total returns in excess of 90 day U.S. Treasury bill returns. Risk measures a fund's performance below 90-day Treasury bill returns. Risk and returns are combined to produce star rankings, reflecting performance relative to the average fund in a fund category. Five stars is the "highest" ranking (top 10%), 4 stars is "above average" (next 22.5%) and 1 star is the lowest (bottom 10%). ROCHESTER FUND MUNICIPALS IS CATEGORIZED AS A TAX-EXEMPT BOND FUND. THE 4-STAR CURRENT RANKING IS A WEIGHTED AVERAGE OF THE FUND'S 3- AND 5-YEAR RANKINGS, WHICH WERE 4 STARS AND 5 STARS RESPECTIVELY, WEIGHTED 40%/60%. 770 AND 499 MUNICIPAL BOND FUNDS WERE RATED FOR THE 3- AND 5-YEAR PERIODS RESPECTIVELY. THIS MORNINGSTAR PROPRIETARY RATING REFLECTS HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF DECEMBER 31, 1995. The ratings are subject to change every month.

Past performance is not predictive of future investment results. Investment return and principal value on an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                            ROCHESTER FUND MUNICIPALS

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                  Management's Discussion of Fund Performance

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     February 8, 1996

     The primary goal of Rochester Fund Municipals is to earn a high level of income exempt from Federal, New York State and New York City personal income taxes for its investors, and the Fund continued throughout the year to accomplish that goal.(1) The Fund's 30-day SEC yield as of 12/31/95 was 5.50%, and during 1995 has consistently been significantly higher than that of the long-term New York municipal debt fund average as reported by the Lipper Analytical Yield Survey.(2) The Fund's 30-day SEC yield is based on earnings of the Fund's portfolio during the 30 days ended 12/31/95 and the maximum offering price, which reflects payment of the maximum 4% sales charge. While we attempt to keep the monthly dividend as stable as is both prudent and consistent with our policy of preserving shareholders' capital (the Fund's net asset value per share), dividend adjustments are made periodically. During 1995 the monthly dividend was lowered from 9.5 cents to 9.0 cents per share in February, and raised to 9.1 cents in September.

     As we reflect over the past year, we are reminded of our message to you at this time last year: that during uncertain market conditions, shareholders should remember their long-term financial goals and exercise discipline and patience. Those who managed to stay the course in 1994 in view of one of the worst bond markets in recent memory and the corresponding short-term pressures to sell, have been well rewarded.


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                             TOTAL RETURN (12/31/95)
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                          AVERAGE ANNUAL                 CUMULATIVE
                        NAV           MOP            NAV            MOP
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    1 Year             18.58%        13.83%         18.58%         13.83%
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    5 Year              9.33%         8.44%         56.20%         49.93%
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   10 Year             10.22%         9.78%        164.68%        154.15%
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For periods ending 12/31/95. NAV stands for Net Asset Value and returns at NAV do not reflect payment of sales charge. The inception date of the Fund as an open-end Fund was 5/15/86. MOP stands for Maximum Offering Price, and calculations at MOP include the Fund's 4.00% maximum initial sales charge. All returns include change in share price, assume reinvestment of dividends and capital gains at net asset value and reflect payment of the Fund's initial maximum sales charge. Your investment return and principal value will fluctuate with market conditions, and as an investor, your shares may be worth more or less than their original value upon redemption.



             THE VALUE OF $10,000 INVESTED IN YOUR FUND COMPARED TO
              THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE CPI


   [The following table was represented by a graph in the printed material.]

The Value of $10,000 Invested in Rochester Fund Municipals, the Lehman Brothers Municipal Bond Index and the CPI

Rochester Fund Municipals                  $25,413
Lehman Brothers Municipal Bond Index       $26,511
Consumer Price Index (CPI)                 $14,023

This graph shows the performance of a hypothetical $10,000 investment in shares of the Fund held for the 10-year period ended December 31, 1995. The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds, widely regarded as a measure of the performance of the general municipal bond market. However, this broad index differs from the actual investment of real dollars in the Fund in several important respects. First, while the Lehman Index reflects the performance of securities on which the interest income is exempt from Federal taxes, it includes mostly municipal bonds whose interest is subject to New York State and New York City personal income taxes, and thus would not be purchased by the Fund. The unmanaged Index also has no ongoing management expenses and incurs no transaction costs or operating expenses, which are an integral part of mutual fund operations. None of the data shown considers the effect of taxes. Moreover, the Index performance data does not reflect any assessment of the risk of investments included in the Index. The Fund's total return figure assumes payment of the 4.00% maximum sales charge and reflects all Fund expenses. It assumes that dividends and capital gains have been reinvested. Past performance is not predictive of future investment results. An investor cannot purchase the index directly.

The graph also compares the Fund's performance to the Consumer Price Index
(CPI), a measure of inflation. It indicates that, for the period referenced, the Fund has kept the purchasing power of your investment (on a total return basis) well ahead of inflation, which should be an important consideration for investors.


                            ROCHESTER FUND MUNICIPALS

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             Management's Discussion of Fund Performance (continued)

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     The single most important reason behind 1995's strong performance was the reversal of last year's Federal Reserve policy regarding interest rates. Throughout 1994, the Fed raised rates aggressively to stem potential inflationary pressures and to slow the growth of the economy. As it became evident that the economy was indeed slowing, the Fed stopped raising rates, and in early 1995, slightly lowered short term rates. The resulting bond market rallies benefited bonds generally, but in particular, municipal bonds and municipal bond funds such as Rochester Fund Municipals.

     In addition, the prospect of tax reform has been a major influence in the municipal bond market in 1995, specifically for the past six months. Depending on the maturity of a bond, talk of tax reform may have been as important to its total return as the changes in the general levels of interest rates. Even though it is just talk at this point, the concept of significant tax reform helped to keep 1995 total returns for municipal bonds below those on Treasury Bonds, which had returns that approached those of the stock market.(3)

     We believe that this has, however, made municipal bonds very attractive relative to taxable bonds and Treasuries, and that fears of tax reform that would harm municipal bonds are both overblown and exaggerated. With New York municipal bonds currently yielding more than 90% of the comparable maturity Treasury bonds, we believe the tax-exempt sector has become quite attractive. In the very remote chance that a flat tax does pass in this decade, New York municipal bonds should be a better value than other states' because of the high state and local tax rates. New York's Governor George Pataki has made some inroads into his campaign promises of lower taxes and lower state spending and regulation, creating hopes that the business environment will improve in the years ahead.

     With nearly 700 different bonds (as of 12/31/95), the Fund's investment strategy considered issues across a broad range of market sectors, maturities, coupons and call features. In addition, we continued our longstanding policy of selling popular sectors of the municipal bond market (which in 1995 included housing and general obligation bonds) and adding to sectors which are currently "cheap" because of their unpopularity or perceived risks. In 1995, this meant taking larger positions in electric and gas utility bonds, and in resource recovery and pollution control bonds. There was a very slight improvement in the average dollar weighted credit rating during 1995 and a slight lowering of its duration.(4)

     We continue to manage the portfolio with an eye to reducing overall portfolio risk and adding value to the investment process. We believe that investors will benefit from our well balanced portfolio. Going forward, we foresee more stable interest rates, modest economic growth, low inflation and relatively attractive values for municipal securities.

1. A portion of the Fund's income distributions may be subject to income taxes. Capital gains distributions, if any, are taxable as capital gains. For investors subject to the alternative minimum tax, some of the Fund's distributions may increase that tax.

2. Lipper Analytical Yield Survey is published monthly, and contains the SEC 30-day yields reported by each respective fund. The yield of Rochester Fund Municipals, in each of the twelve months through 12/31/95, has exceeded the average of the other 88 funds in the category by more than 0.75%.

3. Please note that, unlike an investment in the Fund, Treasury Bonds are interest bearing instruments which are guaranteed as to timely payment of interest and principal by the U.S. Government. However, the income on Treasury Bonds is subject to Federal taxes.

4. Duration is a measure of the Fund's volatility in response to changes in interest rates.


                            ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals
Portfolio of Investments
December 31, 1995


                                                                                                   Face Amount
                        Description                                   Coupon          Maturity    (000) Omitted       Market Value
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
Housing,                Albany Hsg. Auth.                             0.000%          10/01/02(p)  $       560      $       115,830
Multi-Family            Albany IDA (HHRH)                             9.500           09/01/96           3,005            2,974,950
15.0%                   Albany IDA (MARA Mansion Rehab.)              6.500           02/01/23           1,715            1,764,735
$322,024,202            Batavia Hsg. Auth. (Washington Towers)        6.500           01/01/23             515              532,891
                        Battery Park City Auth.                      10.000           06/01/23             700              712,250
                        Bayshore HDC                                  7.500           02/01/23           1,475            1,596,702
                        Bleeker Terrace HDC                           8.100           07/01/01              35               35,700
                        Bleeker Terrace HDC                           8.350           07/01/04              45               45,900
                        Bleeker Terrace HDC                           8.750           07/01/07             900              916,731
                        Elmira HDC                                    7.500           08/01/07              25               26,428
                        Guam Economic Devel.                          9.375           11/01/18           3,025            3,165,027
                        Guam Economic Devel.                          9.500           11/01/18           2,515            2,631,419
                        Hamilton Elderly Hsg.                        11.250           01/01/15             710              758,742
                        Holiday Square HDC                            5.800           01/15/24           2,000            1,999,940
                        Macleay Hsg. (Larchmont Woods)                8.500           01/01/31           3,965            4,364,989
                        Monroe HDC                                    7.000           08/01/21             300              314,334
                        New Hartford HDC                              7.375           01/01/24              20               21,769
                        North Tonawanda HDC                           6.800           12/15/07             585              634,415
                        North Tonawanda HDC                           7.375           12/15/21           3,295            3,786,647
                        NYC HDC (Albert Einstein)                     6.500           12/15/17             337              343,951
                        NYC HDC (Amsterdam)                           6.500           08/15/18             942              961,175
                        NYC HDC (Atlantic Plaza)                      7.034           02/15/19           1,456            1,503,396
                        NYC HDC (Boulevard)                           6.500           08/15/17           2,936            2,994,395
                        NYC HDC (Bridgeview)                          6.500           12/15/17             506              515,927
                        NYC HDC (Cadman Plaza)                        6.500           11/15/18           1,355            1,382,192
                        NYC HDC (Cadman Plaza)                        7.000           12/15/18             491              500,401
                        NYC HDC (Candia)                              6.500           06/15/18             199              203,419
                        NYC HDC (Clinton)                             6.500           07/15/17           3,825            3,900,835
                        NYC HDC (Contello III)                        7.000           12/15/18             301              310,978
                        NYC HDC (Cooper Gram)                         6.500           08/15/17           1,590            1,621,006
                        NYC HDC (Court Plaza)                         6.500           08/15/17           1,213            1,237,083
                        NYC HDC (Crown Gardens)                       7.250           01/15/19           1,646            1,723,761
                        NYC HDC (Esplanade Gardens)                   7.000           01/15/19           3,408            3,518,127
                        NYC HDC (Essex)                               6.500           07/15/18              87               89,217
                        NYC HDC (Forest Park)                         6.500           12/15/17             543              553,850
                        NYC HDC (General Hsg.)                        6.500           05/01/22              15               15,390
                        NYC HDC (Gouverneur Gardens)                  7.034           02/15/19           1,624            1,676,208
                        NYC HDC (Heywood)                             6.500           10/15/17             387              394,921
                        NYC HDC (Hudsonview)                          6.500           09/15/17           4,364            4,450,388
                        NYC HDC (Janel)                               6.500           09/15/17           1,234            1,258,885
                        NYC HDC (Kings Arms)                          6.500           11/15/18             245              249,481
                        NYC HDC (Kingsbridge)                         6.500           08/15/17             431              439,440
                        NYC HDC (Leader)                              6.500           03/15/18           1,314            1,340,527
                        NYC HDC (Lincoln Amsterdam)                   7.250           11/15/18           1,684            1,763,215
                        NYC HDC (Middagh)                             6.500           11/15/18             221              225,840
                        NYC HDC (Montefiore)                          6.500           10/15/17           2,893            2,950,198
                        NYC HDC (Multi-Family)                        5.600           11/01/20               5                4,500
                        NYC HDC (Multi-Family)                        6.500           05/01/06              80               80,866
                        NYC HDC (Multi-Family)                        6.600           04/01/30          38,880           40,626,101
                        NYC HDC (Multi-Family)                        7.300           06/01/10              30               35,041
                        NYC HDC (Multi-Family)                        7.350           06/01/19           1,145            1,237,722
                        NYC HDC (Multi-Family)                        7.500           05/01/23           1,830            1,873,060
                        NYC HDC (Multi-Family)                        8.250           01/01/11           1,415            1,450,375
                        NYC HDC (Multi-Family)                        9.000           05/01/22             200              208,000
                        NYC HDC (New Amsterdam)                       6.500           08/15/18             922              940,281
                        NYC HDC (Residential Charter)                 7.375           04/01/17           3,295            3,471,315
                        NYC HDC (Riverbend)                           6.500           11/15/18           1,152            1,175,195
                        NYC HDC (Riverside Park)                      7.250           11/15/18           6,338            6,638,270
                        NYC HDC (RNA House)                           7.000           12/15/18             469              483,955

Rochester Fund Municipals
Portfolio of Investments
December 31, 1995


                                                                                                   Face Amount
                        Description                                   Coupon          Maturity    (000) Omitted       Market Value
------------------------------------------------------------------------------------------------------------------------------------
                        NYC HDC (Robert Fulton)                       6.500%          12/15/17     $       729      $       743,365
                        NYC HDC (Rosalie Manning)                     7.034           11/15/18             244              251,703
                        NYC HDC (Scott Tower)                         7.000           12/15/18             648              668,901
                        NYC HDC (Seaview)                             6.500           01/15/18             958              977,390
                        NYC HDC (Sky View)                            6.500           11/15/18           1,787            1,823,460
                        NYC HDC (South Bronx)                         8.100           09/01/23           3,275            3,588,254
                        NYC HDC (Stevenson)                           6.500           05/15/18           1,816            1,852,121
                        NYC HDC (Stryckers Bay)                       7.034           11/15/18             484              499,603
                        NYC HDC (St. Martin)                          6.500           11/15/18             396              404,291
                        NYC HDC (Tivoli)                              6.500           01/15/18           1,824            1,860,635
                        NYC HDC (Towers)                              6.500           08/15/17             393              400,696
                        NYC HDC (Townhouse)                           6.500           11/15/18             248              252,705
                        NYC HDC (Tri-Faith House)                     7.000           01/15/19             353              364,297
                        NYC HDC (University)                          6.500           08/15/17           1,622            1,653,622
                        NYC HDC (Washington Square)                   7.000           01/15/19             450              464,318
                        NYC HDC (West Side)                           6.500           11/15/17             438              447,298
                        NYC HDC (West Village)                        6.500           11/15/13           4,986            5,145,468
                        NYC HDC (Westview)                            6.500           10/15/17             116              118,268
                        NYC HDC (Woodstock Terrace)                   7.034           02/15/19             600              619,052
                        NYS HFA (Admiral Halsey Sr. Village)          8.000           05/01/19             355              356,576
                        NYS HFA (Baptist Manor)                       8.000           05/01/19             150              153,600
                        NYS HFA (Children's Rescue)                   7.625           05/01/18           3,555            3,862,116
                        NYS HFA (Clinton Plaza)                       7.625           11/01/19           1,375            1,276,358
                        NYS HFA (Dominican Village)                   6.600           08/15/27           2,000            2,094,560
                        NYS HFA (Ft. Schulyer)                        7.750           11/01/18              15               15,826
                        NYS HFA (HELP/Bronx)                          7.850           05/01/99           1,040            1,110,897
                        NYS HFA (HELP/Bronx)                          7.850           11/01/99           1,080            1,171,692
                        NYS HFA (HELP/Bronx)                          8.050           11/01/05          13,080           14,161,324
                        NYS HFA (HELP/Suffolk)                        8.100           11/01/05           1,210            1,307,853
                        NYS HFA (Henry Phipps)                        8.000           05/01/18           3,620            3,715,025
                        NYS HFA (Keeler Park)                         8.000           05/01/19              50               51,000
                        NYS HFA (Marble Hall)                         8.000           05/01/16               5                5,050
                        NYS HFA (Meadow Manor)                        7.750           11/01/19              10               10,210
                        NYS HFA (Multi-Family)                        0.000           11/01/13          17,985            6,644,738
                        NYS HFA (Multi-Family)                        0.000           11/01/17          12,695            3,558,155
                        NYS HFA (Multi-Family)                        0.000           11/01/14          15,730            5,398,693
                        NYS HFA (Multi-Family)                        0.000           11/01/12          15,000            5,886,600
                        NYS HFA (Multi-Family)                        0.000           11/01/15          14,590            4,707,901
                        NYS HFA (Multi-Family)                        6.300           08/15/26           5,000            5,204,600
                        NYS HFA (Multi-Family)                        6.500           08/15/24           2,750            2,863,850
                        NYS HFA (Multi-Family)                        6.700           08/15/25          11,980           12,527,486
                        NYS HFA (Multi-Family)                        6.750           11/15/36           5,775            6,069,525
                        NYS HFA (Multi-Family)                        6.950           08/15/12              75               79,659
                        NYS HFA (Multi-Family)                        6.950           08/15/24           2,940            3,109,491
                        NYS HFA (Multi-Family)                        7.050           08/15/24           5,350            5,701,281
                        NYS HFA (Multi-Family)                        7.450           11/01/28           5,375            5,746,681
                        NYS HFA (Multi-Family)                       10.000           11/15/25           1,025            1,050,666
                        NYS HFA (Multi-Family)                       10.000           11/15/25           2,205            2,298,713
                        NYS HFA (Multi-Family)                       10.000           11/15/25             370              379,380
                        NYS HFA (Non-Profit)                          6.400           11/01/10               5                4,900
                        NYS HFA (Non-Profit)                          6.400           11/01/13              25               24,750
                        NYS HFA (Non-Profit)                          6.600           11/01/08              20               20,300
                        NYS HFA (Non-Profit)                          6.600           11/01/13              20               19,960
                        NYS HFA (Non-Profit)                          6.600           11/01/10              25               25,300
                        NYS HFA (Pepper Tree)                         7.750           11/01/09           2,640            2,698,423
                        NYS HFA (Phillips Village)                    7.750           08/15/17           5,000            5,624,450
                        NYS HFA (SE Tower)                            7.750           11/01/18             425              431,991
                        NYS HFA (Service Contract)                    6.500           03/15/25           9,195            9,747,620
                        NYS HFA (Service Contract)                    7.700           03/15/06             150              169,316

Rochester Fund Municipals
Portfolio of Investments
December 31, 1995


                                                                                                   Face Amount
                        Description                                   Coupon          Maturity    (000) Omitted       Market Value
------------------------------------------------------------------------------------------------------------------------------------
                        NYS HFA (Shorehill Hsg.)                      7.500%          05/01/08     $     1,350      $     1,379,592
                        NYS HFA (Urban Rent)                          8.250           11/01/19           1,760            1,818,854
                        Pilgrim Village HDC                           6.800           02/01/21           1,150            1,258,940
                        Portchester CDC (Southport)                   7.300           08/01/11              60               68,408
                        Portchester CDC (Southport)                   7.375           08/01/22              25               27,357
                        Puerto Rico HB&F                              7.500           10/01/15             210              229,100
                        Puerto Rico HFA                               7.300           10/01/06              10               10,966
                        Puerto Rico HFC                               7.500           04/01/22           8,665            9,270,250
                        Rensselaer Hsg. Auth. (Renwyck)               7.650           01/01/11              25               28,849
                        Riverhead HDC                                 8.250           08/01/10              45               47,250
                        Rochester Hsg. Auth. (Crossroads)             7.700           01/01/17          20,890           22,890,426
                        Rochester Hsg. Auth. (Stonewood)              5.900           09/01/09             715              720,563
                        Scotia Hsg. Auth. (Holyrood House)            7.000           06/01/09             175              191,387
                        Sunnybrook EHC                               11.250           12/01/14           3,100            3,284,047
                        Syracuse IDA (James Square)                   0.000           08/01/25          50,685            9,775,616
                        Syracuse Senior Citizens Hsg.                 8.000           12/01/10             375              394,639
                        Tonawanda HDC                                10.000           05/01/03              25               26,125
                        Tonawanda Senior Citizens Hsg.                7.875           02/01/11             555              581,712
                        Tupper Lake HDC                               8.125           10/01/10              75               78,750
                        Union Elderly Hsg.                           10.000           04/01/13           1,890            1,946,700
                        Union Hsg. Auth. (Methodist Homes)            7.625           11/01/16           1,585            1,725,082
                        Union Hsg. Auth. (Methodist Homes)            8.050           04/01/99             105              113,312
                        Union Hsg. Auth. (Methodist Homes)            8.150           04/01/00             110              120,164
                        Union Hsg. Auth. (Methodist Homes)            8.250           04/01/01             120              130,852
                        Union Hsg. Auth. (Methodist Homes)            8.350           04/01/02             150              164,492
                        Union Hsg. Auth. (Methodist Homes)            8.500           04/01/12           2,010            2,280,988
                        Utica Senior Citizen Hsg.                     0.000           07/01/02              25               14,774
                        Utica Senior Citizen Hsg.                     0.000           07/01/26           2,110              225,243
                        V. I. HFA                                     8.100           12/01/18              30               34,478
                        White Plains HDC (Armory Plaza)               9.000           02/01/25             960              983,539
                        White Plains (Battle Hill)                    9.875           04/01/25              30               31,500
------------------------------------------------------------------------------------------------------------------------------------
 Health Care            Albany IDA (Albany Medical Center)            8.250           08/01/04           3,065            3,307,564
 13.9%                  Cayuga County COP (Auburn Hospital)           6.000           01/01/21          15,000           15,694,500
 $299,064,252           Clifton Springs Hospital & Clinic             8.000           01/01/20           4,260            4,420,133
                        Erie IDA (Hospital Lease)                     8.400           08/01/96           1,046            1,056,695
                        Erie IDA (Mercy Hospital)                     6.250           06/01/10           1,355            1,375,230
                        Groton Community Health                       7.450           07/15/21           2,095            2,382,015
                        Lyons Community Health                        6.800           09/01/24           3,685            3,834,869
                        Monroe IDA (Genesee Hospital)                 7.000           11/01/18          14,525           14,885,946
                        Newark/Wayne Community Hospital               5.875           01/15/33           4,750            4,766,340
                        NYC Health & Hospital                         6.300           02/15/20           4,525            4,599,889
                        NYC Health & Hospital LEVRRS                  6.662(f)        02/15/11          12,500           12,781,250
                        NYS Dorm (Bethel Springvale)                  6.000           02/01/35          10,420           10,575,987
                        NYS Dorm (Brookhaven)                         8.700           07/01/06             245              249,422
                        NYS Dorm (Cornwall Hospital)                  8.750           07/01/07             885              884,920
                        NYS Dorm (Crouse Irving Hospital)            10.500           07/01/17           2,270            2,332,198
                        NYS Dorm (Department of Health)               6.625           07/01/24             250              267,248
                        NYS Dorm (Department of Health)               7.250           07/01/11           3,750            4,108,275
                        NYS Dorm (Department of Health)               7.350           08/01/29              90               95,991
                        NYS Dorm (Episcopal)                          7.550           08/01/29              95              104,815
                        NYS Dorm (H&N)                                5.750           07/01/14             750              750,938
                        NYS Dorm (KMH Homes)                          6.950           08/01/31              25               26,291
                        NYS Dorm (Manhattan E,E&T)                   11.500           07/01/09           1,170            1,199,250
                        NYS Dorm (Montefiore)                         8.625           07/01/10             100              102,200
                        NYS Dorm (Presbyterian)                       6.500           08/01/34           2,200            2,348,258
                        NYS Dorm (RGH) RITES                          5.089(f)        08/15/33(c)       12,750           12,192,188
                        NYS Dorm (Wesley Garden)                      6.125           08/01/35           2,000            2,052,880
                        NYS HFA (Health Facilities)                   8.000           11/01/08           2,920            3,326,581
                        NYS HFA (H&N)                                 6.875           11/01/10               9                9,180

Rochester Fund Municipals
Portfolio of Investments
December 31, 1995


                                                                                                   Face Amount
                        Description                                   Coupon          Maturity    (000) Omitted       Market Value
------------------------------------------------------------------------------------------------------------------------------------
                        NYS HFA (H&N)                                 6.875%          11/01/11     $         5      $         5,100
                        NYS HFA (H&N)                                 7.000           11/01/17             535              545,882
                        NYS Medcare (Bronx Leb)                       7.100           02/15/27           2,050            2,148,093
                        NYS Medcare (Bronx Leb)                       7.100           02/15/27           4,915            5,095,725
                        NYS Medcare (Brookdale Hospital)              6.375           02/15/35           1,650            1,751,541
                        NYS Medcare (Brookdale Hospital)              6.375           08/15/34           4,000            4,228,680
                        NYS Medcare (Brookdale Hospital)              6.850           02/15/17           4,600            4,898,310
                        NYS Medcare (Central Suffolk)                 6.125           11/01/16           3,310            3,265,613
                        NYS Medcare (Downtown Hospital)               6.800           02/15/20           2,240            2,376,282
                        NYS Medcare (H&N)                             6.200           02/15/23              95               98,323
                        NYS Medcare (H&N)                             6.375           08/15/33           1,000            1,068,340
                        NYS Medcare (H&N)                             6.500           02/15/34           2,250            2,405,633
                        NYS Medcare (H&N)                             6.600           02/15/31             250              267,748
                        NYS Medcare (H&N)                             6.650           08/15/32           9,020            9,631,646
                        NYS Medcare (H&N)                             7.250           02/15/12              25               26,377
                        NYS Medcare (H&N)                             7.400           11/01/16           5,025            5,137,962
                        NYS Medcare (H&N)                             7.700           02/15/18              45               48,711
                        NYS Medcare (H&N)                             7.900           02/15/08               5                5,546
                        NYS Medcare (H&N)                             8.000           02/15/97(p)            5                5,417
                        NYS Medcare (H&N)                             9.000           02/15/26           2,120            2,170,498
                        NYS Medcare (H&N)                             9.375           11/01/16           5,075            5,349,152
                        NYS Medcare (H&N)                            10.000           11/01/06           4,100            4,323,573
                        NYS Medcare (Insured Mtg. Nursing)            9.500           01/15/24           1,040            1,055,714
                        NYS Medcare (Insured Mtg.)                    6.450           08/15/34           4,000            4,267,560
                        NYS Medcare (Kingston Hospital)               8.875           11/15/17           7,220            7,394,363
                        NYS Medcare (Mental Health)                   0.000           08/15/18             130               24,514
                        NYS Medcare (Mental Health)                   6.500           02/15/19             190              201,362
                        NYS Medcare (Mental Health)                   7.500           02/15/21             810              907,435
                        NYS Medcare (Mental Health)                   7.625           08/15/17             810              919,180
                        NYS Medcare (Mental Health)                   7.750           08/15/01(p)          240              283,044
                        NYS Medcare (Mental Health)                   7.750           08/15/11              95              107,716
                        NYS Medcare (Mental Health)                   7.875           08/15/15             705              775,930
                        NYS Medcare (Nyack)                           8.200           11/01/04           3,000            3,272,910
                        NYS Medcare (Nyack)                           8.300           11/01/13           2,835            3,110,505
                        NYS Medcare (N. General)                      7.150           02/15/01              10               10,640
                        NYS Medcare (N. General)                      7.350           08/15/09           4,600            4,916,112
                        NYS Medcare (N. General)                      7.400           02/15/19           1,935            2,054,486
                        NYS Medcare (N. General)                     10.250           01/01/24           1,485            1,535,490
                        NYS Medcare (Richmond)                        9.125           02/15/25             425              435,153
                        NYS Medcare (St. Luke) IVRC                   5.866(f)        02/15/29          22,000           21,670,000
                        NYS Medcare (St. Luke) RITES                  5.089(f)        02/15/29           5,750            5,563,125
                        NYS Medcare (St. Luke) RITES                  5.089(f)        02/15/29           8,400            8,127,000
                        NYS Medcare (St. Luke) RITES                  5.327(f)        02/15/29          12,500           12,093,750
                        NYS Medcare (Vassar Brothers)                 8.250           11/01/13           4,590            4,896,291
                        NYS Medcare (Wychoff)                         7.350           08/15/11              50               55,927
                        NYS Medcare (Wychoff)                         7.400           08/15/21           5,240            5,678,955
                        Oneida Healthcare Corp.                       7.100           08/01/11              10               11,541
                        Onondaga IDA (CGH)                            6.625           01/01/18           3,650            3,735,593
                        Onondaga IDA (Crouse Irving Hospital)         7.800           01/01/03             220              244,244
                        Puerto Rico ITEME (Ryder Hospital)            6.400           05/01/09           1,045            1,102,287
                        Puerto Rico ITEME (Ryder Hospital)            6.700           05/01/24           5,250            5,476,118
                        Rensselaer Municipal Leasing Corp.            6.900           06/01/24          15,000           15,831,600
                        Syracuse IDA (St. Joseph's Hospital)          7.500           06/01/18           3,770            4,035,860
                        Tompkins Health Care                          5.875           02/01/33           2,800            2,809,996
                        Tompkins Health Care                         10.800           02/01/28              25               31,618
                        UFA Devel. Corp. (Loretta Utica)              5.950           07/01/35           4,870            4,936,427
                        Valley Health Devel.                         11.300           02/01/23             105              135,433
                        Valley Health Devel.                          7.850           08/01/35              20               22,545
                        Westchester IDA (Beth Abraham Hospital)       8.375           12/01/25           1,870            1,942,463

Rochester Fund Municipals
Portfolio of Investments
December 31, 1995


                                                                                                   Face Amount
                        Description                                   Coupon          Maturity    (000) Omitted       Market Value
------------------------------------------------------------------------------------------------------------------------------------
                        Yonkers IDA (St. Joseph's Hospital)           7.500%          12/30/03     $     1,345      $     1,400,199
                        Yonkers IDA (St. Joseph's Hospital)           8.500           12/30/13           3,270            3,405,967
------------------------------------------------------------------------------------------------------------------------------------
Municipal Tax           Lowville GO                                   7.200           09/15/12             100              121,069
Obligations             Lowville GO                                   7.200           09/15/13             100              121,839
11.6%                   Lowville GO                                   7.200           09/15/07              75               87,415
$248,900,859            Lowville GO                                   7.200           09/15/14             100              122,570
                        Lowville GO                                   7.200           09/15/05             100              115,625
                        Newburgh GO                                   7.100           09/15/08             185              203,951
                        Newburgh GO                                   7.100           09/15/07             185              204,262
                        Newburgh GO                                   7.150           09/15/09             180              197,791
                        Newburgh GO                                   7.150           09/15/10             150              164,201
                        Newburgh GO                                   7.200           09/15/12             155              169,381
                        Newburgh GO                                   7.200           09/15/11             155              169,641
                        Newburgh GO                                   7.250           09/15/13             160              175,205
                        Newburgh GO                                   7.250           09/15/14             155              169,474
                        NYC GO                                        0.000           05/15/14           1,690            1,115,130
                        NYC GO                                        0.000           08/01/14             500              318,240
                        NYC GO                                        0.000           05/15/12             200               76,864
                        NYC GO                                        0.000           08/15/16              70               53,565
                        NYC GO                                        0.000           10/15/15           1,000              601,100
                        NYC GO                                        0.000           05/15/11             270              111,661
                        NYC GO                                        0.000           11/15/11           4,990            1,970,002
                        NYC GO                                        5.750           02/01/20             250              244,098
                        NYC GO                                        6.125           02/01/25          12,500           12,530,875
                        NYC GO                                        6.500           08/01/14             500              519,570
                        NYC GO                                        6.600           02/15/10           2,000            2,108,580
                        NYC GO                                        6.625           02/15/25           8,030            8,450,933
                        NYC GO                                        6.625           08/01/25           2,000            2,112,580
                        NYC GO                                        7.000           02/01/15              30               30,336
                        NYC GO                                        7.000           02/01/22           4,600            4,968,736
                        NYC GO                                        7.000           02/01/10              25               26,234
                        NYC GO                                        7.000           02/01/20             650              702,104
                        NYC GO                                        7.000           10/01/12             625              678,750
                        NYC GO                                        7.100           02/01/11           1,765            1,916,419
                        NYC GO                                        7.100           02/01/09           1,000            1,087,410
                        NYC GO                                        7.100           02/01/10           4,000            4,343,160
                        NYC GO                                        7.200           02/01/15           2,800            3,051,468
                        NYC GO                                        7.200           02/01/14           4,000            4,370,040
                        NYC GO                                        7.250           08/15/24          13,820           15,014,048
                        NYC GO                                        7.400           02/01/02             330              364,561
                        NYC GO                                        7.500           02/01/03           2,000            2,238,140
                        NYC GO                                        7.500           02/01/18           1,500            1,674,885
                        NYC GO                                        7.500           08/01/21           1,000            1,123,550
                        NYC GO                                        7.500           08/01/20           7,500            8,426,625
                        NYC GO                                        7.500           02/01/16           3,000            3,349,770
                        NYC GO                                        7.500           08/01/19           1,865            2,095,421
                        NYC GO                                        7.500           08/15/20           6,180            7,088,027
                        NYC GO                                        7.625           02/01/13           3,845            4,352,117
                        NYC GO                                        7.625           02/01/14             270              303,955
                        NYC GO                                        7.750           08/15/13           1,000            1,132,350
                        NYC GO                                        7.750           08/15/12           1,000            1,132,350
                        NYC GO                                        7.750           08/15/17           2,050            2,321,318
                        NYC GO                                        7.750           02/01/10           1,500            1,702,455
                        NYC GO                                        7.750           02/01/13           6,000            6,809,820
                        NYC GO                                        8.000           08/15/20              10               11,470
                        NYC GO                                        8.000           08/15/01(p)          245              294,397
                        NYC GO                                        8.000           08/01/18              45               51,582
                        NYC GO                                        8.000           08/15/01(p)        1,390            1,670,252
                        NYC GO                                        8.000           08/15/21               5                5,735

Rochester Fund Municipals
Portfolio of Investments
December 31, 1995


                                                                                                   Face Amount
                        Description                                   Coupon          Maturity    (000) Omitted       Market Value
------------------------------------------------------------------------------------------------------------------------------------
                        NYC GO                                        8.250%          08/01/01(p)  $     1,590      $     1,924,854
                        NYC GO                                        8.250           11/15/18             240              280,169
                        NYC GO                                        8.250           11/15/15              80               93,168
                        NYC GO                                        8.250           08/01/12              40               46,331
                        NYC GO                                        8.250           11/15/01(p)        2,760            3,372,334
                        NYC GO                                        8.250           11/15/01(p)          920            1,124,111
                        NYC GO                                        8.250           08/01/14              35               40,539
                        NYC GO                                        8.250           08/01/13              30               34,748
                        NYC GO                                        8.250           11/15/20              20               23,292
                        NYC GO                                        8.250           08/01/01(p)        1,420            1,717,476
                        NYC GO CARS                                   7.520(f)        08/12/10          16,387           18,066,668
                        NYC GO CARS                                   7.520(f)        09/01/11           8,387            9,194,249
                        NYC GO RIBS                                   6.775(f)        08/01/10           4,200            4,058,250
                        NYC GO RIBS                                   6.775(f)        08/01/09           6,200            5,998,500
                        NYC GO RIBS                                   6.873(f)        08/22/13           5,400            5,197,500
                        NYC GO RIBS                                   6.873(f)        08/01/15           3,050            2,928,000
                        NYC GO RIBS                                   7.510(f)        08/08/13          13,150           13,297,938
                        NYC GO RITES                                  5.730(f)        10/01/11          15,000           16,151,400
                        Puerto Rico GO RITES                          4.412(f)        07/01/22           1,600            1,718,000
                        Puerto Rico GO YCN                            7.382(f)        07/01/20          11,750           12,381,563
                        Puerto Rico GO YCN                            7.468(f)        07/01/15           1,000            1,062,500
                        Suffolk GO                                    6.375           11/01/16             725              750,658
                        Suffolk GO (Sewer)                            6.750           08/01/10              15               15,300
                        V. I. Public Finance Auth.                    7.125           10/01/04           1,135            1,229,194
                        V. I. Public Finance Auth.                    7.250           10/01/18          28,725           31,218,905
                        V. I. Public Finance Auth.                    7.375           10/01/10           1,735            1,945,820
                        V. I. (GO/HUGO)                               7.750           10/01/06             415              456,288
------------------------------------------------------------------------------------------------------------------------------------
 Resource               Babylon IDA (Res Rec)                         8.875(d)        03/01/11           1,395              627,750
 Recovery,              Dutchess Res Rec (Solid Waste)                6.800           01/01/10           1,700            1,791,137
 Pollution Control      Dutchess Res Rec (Solid Waste)                7.000           01/01/10           1,805            1,874,511
 Revenue                Franklin SWMA                                 6.125           06/01/09           2,150            2,198,483
 9.9%                   Franklin SWMA                                 6.250           06/01/15           3,255            3,247,546
 $212,766,534           Hemstead IDA (Resco)                          7.400           12/01/10           4,110            4,281,058
                        Islip Res Rec                                 6.250           07/01/06           2,725            3,042,081
                        Islip Res Rec                                 6.500           07/01/09           2,000            2,258,740
                        NYS Environ. (Huntington)                     7.500           10/01/12          58,860           62,744,760
                        Onondaga Res Rec                              6.875           05/01/06          27,850           28,855,107
                        Onondaga Res Rec                              7.000           05/01/15          68,640           71,194,094
                        Peekskill IDA (Karta)                         9.000           07/01/10           2,024            2,130,549
                        Ulster County Res Rec                         6.000           03/01/14           1,250            1,251,625
                        Warren/Washington IDA (Res Rec)               8.000           12/15/12           8,730            9,045,764
                        Warren/Washington IDA (Res Rec)               8.200           12/15/10           8,965            9,354,260
                        Warren/Washington IDA (Res Rec)               8.200           12/15/10           8,500            8,869,070
------------------------------------------------------------------------------------------------------------------------------------
Electric and            American Samoa Power Auth.                    6.800           09/01/00             400              424,100
Gas Utilities           American Samoa Power Auth.                    6.850           09/01/01             400              425,808
8.2%                    American Samoa Power Auth.                    6.900           09/01/02             400              427,388
$174,808,561            American Samoa Power Auth.                    6.950           09/01/03             500              535,595
                        American Samoa Power Auth.                    7.000           09/01/04             500              537,215
                        American Samoa Power Auth.                    7.100           09/01/01             800              860,560
                        American Samoa Power Auth.                    7.200           09/01/02             800              867,128
                        Guam Power Auth.                              6.750           10/01/24           4,780            5,101,551
                        NYS ERDA (Brooklyn Union Gas)                 9.000           05/15/15             175              179,212
                        NYS ERDA (Brooklyn Union Gas)                 7.125           12/01/20             100              104,093
                        NYS ERDA (Brooklyn Union Gas)                 8.750           07/01/15             360              368,590
                        NYS ERDA (Brooklyn Union Gas) RIBS            6.951(f)        07/08/26           3,000            3,041,250
                        NYS ERDA (Brooklyn Union Gas) RIBS            8.295(f)        04/01/20           7,000            7,971,250
                        NYS ERDA (Brooklyn Union Gas) RIBS            9.481(f)        07/01/26          10,300           12,797,750
                        NYS ERDA (Con Ed)                             6.000           03/15/28           1,920            1,990,560
                        NYS ERDA (Con Ed)                             7.125           03/15/22             245              256,405

Rochester Fund Municipals
Portfolio of Investments
December 31, 1995


                                                                                                   Face Amount
                        Description                                   Coupon          Maturity    (000) Omitted       Market Value
------------------------------------------------------------------------------------------------------------------------------------
                        NYS ERDA (Con Ed)                             7.250%          11/01/24     $     8,485      $     9,083,023
                        NYS ERDA (Con Ed)                             7.375           07/01/24          20,500           21,969,440
                        NYS ERDA (Con Ed)                             7.500           11/15/21             760              792,558
                        NYS ERDA (Con Ed)                             7.500           07/01/25              25               27,332
                        NYS ERDA (Con Ed)                             7.750           01/01/24           4,000            4,286,360
                        NYS ERDA (LILCO)                              6.900           08/01/22           5,440            5,533,731
                        NYS ERDA (LILCO)                              7.150           12/01/20           7,000            7,205,660
                        NYS ERDA (LILCO)                              7.150           02/01/22          15,920           16,387,730
                        NYS ERDA (LILCO)                              7.150           02/01/22           2,000            2,058,760
                        NYS ERDA (LILCO)                              7.150           09/01/19          15,000           15,440,700
                        NYS ERDA (LILCO)                              7.150           06/01/20           5,000            5,146,900
                        NYS ERDA (LILCO)                              7.150           09/01/19          17,540           18,055,325
                        NYS ERDA (Niagara Power)                      8.875           11/01/25          11,950           12,261,656
                        NYS ERDA (RG&E)                               8.375           12/01/28              95              103,949
                        Puerto Rico Electric                          6.000           07/01/14              60               58,800
                        Puerto Rico Electric LEVRRS                   7.926(f)        07/01/23          12,800           13,472,000
                        V. I. Water & Power Auth.                     7.400           07/01/11           6,465            7,036,183
------------------------------------------------------------------------------------------------------------------------------------
NonProfit,              Albany IDA (Albany Rehab.)                    8.375           06/01/23           1,045            1,111,023
Other                   Batavia Hsg. Auth. (Trocaire Place)           8.750           04/01/25           3,850            4,113,956
8.0%                    Beacon IDA (Craig House)                      9.000           07/01/11             225              230,063
$171,476,268            Bethany Retirement Home                       7.450           02/01/24           1,000            1,112,820
                        Brookhaven IDA (Interdisciplinary School)     8.500           12/01/04             640              693,139
                        Brookhaven IDA (Interdisciplinary School)     9.500           12/01/19           3,220            3,591,266
                        Columbia IDA (ARC)                            7.750           06/01/05             820              886,518
                        Columbia IDA (ARC)                            8.650           06/01/18           2,610            2,789,072
                        Columbia IDA (Berkshire Farms)                6.900           12/15/04             830              882,888
                        Columbia IDA (Berkshire Farms)                7.500           12/15/14           1,855            2,025,308
                        Geneva IDA (FLCP)                             8.250           11/01/04             835              912,605
                        Islip IDA (Leeway School)                     9.000           08/01/21             980            1,054,343
                        Middleton IDA (Southwinds)                    8.375           03/01/18           3,740            3,785,703
                        Monroe IDA (Al Sigl Center)                   7.250           12/15/15           1,590            1,623,660
                        Monroe IDA (DePaul CF)                        6.450           02/01/14             880              942,260
                        Monroe IDA (DePaul CF)                        6.500           02/01/24           1,285            1,367,497
                        Monroe IDA (DePaul Properties)                8.300           09/01/02             530              576,285
                        Monroe IDA (DePaul Properties)                8.800           09/01/21           4,605            4,932,922
                        Montgomery IDA (New Dimension)                8.900           05/01/16           1,130            1,238,695
                        Nassau IDA (ACLDD)                            8.125           10/01/22           2,725            2,831,302
                        NYC IDA (BHMS)                                8.400           09/01/02             260              269,586
                        NYC IDA (BHMS)                                8.900           09/01/11             660              708,220
                        NYC IDA (BHMS)                                9.200           09/01/21           1,690            1,850,584
                        NYC IDA (Blood Bank)                          7.200           05/01/04(p)          500              580,505
                        NYC IDA (Blood Center)                        7.250           05/01/04(p)        3,000            3,538,380
                        NYC IDA (Eden II)                             7.750           06/01/04             490              517,572
                        NYC IDA (Eden II)                             8.750           06/01/19           2,505            2,707,128
                        NYC IDA (EPG)                                 7.500           07/30/03          10,355           11,449,006
                        NYC IDA (Fund for NYC Project)                7.625           07/01/10           1,000            1,074,950
                        NYC IDA (Graphic Artists)                     8.250           12/30/23           1,295            1,370,628
                        NYC IDA (Hebrew Academy)                     10.000           03/01/21           2,335            2,679,623
                        NYC IDA (JBFS)                                6.750           12/15/12           6,040            6,307,753
                        NYC IDA (Lighthouse)                          6.500           07/01/22           1,000            1,047,160
                        NYC IDA (NY Hostel Co.)                       6.750           01/01/04           1,300            1,320,033
                        NYC IDA (NY Hostel Co.)                       7.600           01/01/17           4,400            4,501,992
                        NYC IDA (OHEL)                                8.250           03/15/23           3,435            3,557,355
                        NYC IDA (PRFFP)                               7.000           10/01/16             815              878,480
                        NYC IDA (Psycho Therapy)                      9.625           04/01/10             780              866,026
                        NYC IDA (St. Christoper Ottilie)              7.500           07/01/21           4,100            4,383,966
                        NYC IDA (Summit School)                       7.250           12/01/04             205              211,689
                        NYC IDA (Summit School)                       8.250           12/01/24           1,485            1,547,830
                        NYC IDA (UN School)                           6.350           12/01/15             500              501,325

Rochester Fund Municipals
Portfolio of Investments
December 31, 1995


                                                                                                   Face Amount
                        Description                                   Coupon          Maturity    (000) Omitted       Market Value
------------------------------------------------------------------------------------------------------------------------------------
                        Orange IDA (Glen Arden)                       8.250%          01/01/02     $    18,025      $    18,781,149
                        Orange IDA (Glen Arden)                       8.875           01/01/25          23,985           26,116,067
                        Orange IDA (Mental)                           7.800           07/01/11             495              555,103
                        Saratoga IDA (ARC)                            8.400           03/01/13           1,395            1,460,021
                        Schenectady IDA (ASSC)                        6.400           05/01/14             500              512,870
                        Schenectady IDA (ASSC)                        6.450           05/01/24           2,655            2,733,429
                        Suffolk IDA (Devel. Disabilities)             7.375           03/01/03           1,145            1,180,415
                        Suffolk IDA (Devel. Disabilities)             8.750           03/01/23           9,675           10,410,203
                        Tompkins IDA (Kendall at Ithaca)              7.625           06/01/09             925              933,334
                        Tompkins IDA (Kendall at Ithaca)              7.875           06/01/15           2,790            2,874,704
                        Tompkins IDA (Kendall at Ithaca)              7.875           06/01/24           5,465            5,545,991
                        Wayne IDA (ARC)                               7.250           03/01/03             575              596,005
                        Wayne IDA (ARC)                               8.375           03/01/18           2,925            3,052,676
                        Westchester IDA (Clearview School)            9.375           01/01/21           1,530            1,690,053
                        Westchester IDA (JBFS)                        6.750           12/15/12           2,220            2,316,859
                        Yonkers IDA (Westchester)                     7.375           12/30/03             475              495,805
                        Yonkers IDA (Westchester)                     8.750           12/30/23           3,375            3,650,468
------------------------------------------------------------------------------------------------------------------------------------
Transportation          Albany IDA (Port of Albany)                   7.250           02/01/24           1,395            1,504,856
7.6%                    Guam Airport                                  6.600           10/01/10           3,675            3,831,482
$161,940,052            Guam Airport                                  6.700           10/01/23          55,730           57,925,762
                        MTA YCR                                       6.675(f)        07/01/13           9,400            9,435,250
                        MTA YCR                                       6.675(f)        07/01/22           3,000            2,955,000
                        MTA (Transit) IVRC                            5.589(f)        07/01/11          10,000           10,287,500
                        NYC IDA (Amer. Airlines)                      6.900           08/01/24          14,185           15,462,076
                        NYC IDA (Amer. Airlines)                      7.750           07/01/19           1,795            1,939,103
                        NYC IDA (Amer. Airlines)                      8.000           07/01/20           7,110            7,729,423
                        NYC IDA (TOGA)                                6.000           01/01/19           4,500            4,528,575
                        NYC IDA (TOGA)                                6.125           01/01/24           5,000            5,070,900
                        NYS Thruway                                   0.000           01/01/03           1,000              682,860
                        NYS Thruway                                   0.000           01/01/04           2,000            1,283,300
                        NYS Thruway                                   0.000           01/01/05             260              157,490
                        Port Auth. NY/NJ                              7.000           09/01/24              25               25,625
                        Port Auth. NY/NJ                              0.000(c)        12/01/14              25               23,298
                        Port Auth. NY/NJ                              7.875           03/01/24           2,025            2,090,246
                        Port Auth. NY/NJ (US Air)                     9.000           12/01/10             475              537,458
                        Port Auth. NY/NJ (US Air)                     9.000           12/01/06           7,005            7,913,408
                        Port Auth. NY/NJ (US Air)                     9.125           12/01/15          22,310           25,350,184
                        Port Auth. NY/NJ, 76th Series                 6.500           11/01/26              60               61,603
                        Puerto Rico IME (Amer. Airlines)              8.750           12/01/25           1,265            1,306,113
                        Puerto Rico Port Auth.                        7.300           07/01/07              30               30,600
                        V. I. Port Auth. (CEK Airport)                8.100           10/01/05           1,670            1,807,942
------------------------------------------------------------------------------------------------------------------------------------
Government and          Albany IDA (Upper Hudson Library)             8.750           05/01/22             955            1,049,421
Public Facilities       Albany IDA (Upper Hudson Library)             8.750           05/01/07             240              253,550
6.6%                    Albany Parking Auth.                          0.000           11/01/17           1,770              530,965
$140,700,760            Babylon IDA (WWH Ambulance)                   7.375           09/15/08           1,330            1,450,365
                        Carnegie Redevelopment Corp.                  7.000           09/01/21             500              528,580
                        Clifton Park COP (Clifton Commons)            8.500           08/01/08              15               15,600
                        Monroe COP                                    8.050           01/01/11             500              551,875
                        NYS COP (BOCES)                               7.875           10/01/00           1,120            1,195,141
                        NYS COP (Hanson Redevelopment)                8.250           11/01/01             250              271,183
                        NYS COP (John Jay College)                    7.250           08/15/07              70               72,951
                        NYS Dorm (Suffolk-Judicial)                   9.500           04/15/14          31,550           36,815,695
                        NYS UDC                                       0.000           01/01/11          97,960           42,087,534
                        NYS UDC                                       0.000           01/01/11              80               36,438
                        NYS UDC                                       0.000           01/01/03              15               10,243
                        NYS UDC                                       0.000           01/01/09           1,250              581,625
                        NYS UDC                                       0.000           01/01/10           1,250              583,838
                        NYS UDC                                       0.000           01/01/08             900              469,737
                        NYS UDC                                       0.000           01/01/10          33,590           15,582,401

Rochester Fund Municipals
Portfolio of Investments
December 31, 1995


                                                                                                   Face Amount
                        Description                                   Coupon          Maturity    (000) Omitted       Market Value
------------------------------------------------------------------------------------------------------------------------------------
                        NYS UDC                                       7.000%          05/01/14     $       545      $       557,050
                        NYS UDC                                       7.500           01/01/01(p)        4,000            4,663,200
                        NYS UDC                                       7.500           07/01/00(p)       10,725           12,500,095
                        NYS UDC                                       7.500           04/01/01(p)          305              355,481
                        NYS UDC                                       7.750           01/01/01(p)          385              443,123
                        NYS UDC                                       9.375           09/01/99             555              562,881
                        Schroon Lake Fire District                    7.250           03/01/09             606              633,785
                        Troy IDA (City of Troy)                       8.000           03/15/12           3,250            3,506,198
                        Troy IDA (City of Troy)                       8.000           03/15/22          13,250           14,371,878
                        Vigilant EHL (Thomatson)                      7.500           11/01/12             950            1,019,930
------------------------------------------------------------------------------------------------------------------------------------
Housing,                NYS (SONYMA) Mortgage, 1st Series             0.000           10/01/98              95               75,390
Single Family           NYS (SONYMA) Mortgage, 1st Series             0.000           10/01/14              40                7,107
6.3%                    NYS (SONYMA) Mortgage, 2nd Series             0.000           10/01/14          13,260            2,280,587
$134,138,407            NYS (SONYMA) Mortgage, 5th Series             0.000           10/01/99              90               64,431
                        NYS (SONYMA) Mortgage, 5th Series             0.000           04/01/00              25               17,015
                        NYS (SONYMA) Mortgage, 5th Series             0.000           04/01/99              80               59,878
                        NYS (SONYMA) Mortgage, 5th Series             9.625           10/01/05              15               15,435
                        NYS (SONYMA) Mortgage, 5th Series             9.750           10/01/10             160              164,000
                        NYS (SONYMA) Mortgage, 6th Series             0.000(c)        04/01/10           2,575            2,509,569
                        NYS (SONYMA) Mortgage, 7th Series             0.000(c)        10/01/14           1,915            1,616,509
                        NYS (SONYMA) Mortgage, 8th Series A           6.875           04/01/17             115              118,421
                        NYS (SONYMA) Mortgage, 8th Series C           8.300           10/01/06              35               36,620
                        NYS (SONYMA) Mortgage, 8th Series C           8.400           10/01/17             170              178,145
                        NYS (SONYMA) Mortgage, 8th Series D           8.200           10/01/06             100              104,725
                        NYS (SONYMA) Mortgage, 8th Series E           8.100           10/01/17              80               83,760
                        NYS (SONYMA) Mortgage, 8th Series F           8.000           10/01/17              70               73,254
                        NYS (SONYMA) Mortgage, 9th Series A           7.300           04/01/17             185              191,198
                        NYS (SONYMA) Mortgage, 9th Series B           8.300           10/01/17              25               26,123
                        NYS (SONYMA) Mortgage, 9th Series E           8.375           04/01/18              20               20,989
                        NYS (SONYMA) Mortgage, Series 12              0.000(c)        04/01/17             680              608,348
                        NYS (SONYMA) Mortgage, Series 27              6.450           04/01/04              25               27,530
                        NYS (SONYMA) Mortgage, Series 28              7.050           10/01/23           8,615            9,172,994
                        NYS (SONYMA) Mortgage, Series 30-A            4.375           10/01/23              15               12,000
                        NYS (SONYMA) Mortgage, Series 30-B            6.650           10/01/25          14,005           14,598,392
                        NYS (SONYMA) Mortgage, Series 36-A            6.625           04/01/25          11,500           12,014,625
                        NYS (SONYMA) Mortgage, Series 38 RITES        5.766(f)        04/01/25          14,020           14,230,300
                        NYS (SONYMA) Mortgage, Series 40-A            6.700           04/01/25           6,435            6,759,581
                        NYS (SONYMA) Mortgage, Series 40-B            6.600           04/01/25           5,720            5,981,175
                        NYS (SONYMA) Mortgage, Series 42              6.650           04/01/26          13,600           14,244,096
                        NYS (SONYMA) Mortgage, Series 44              7.500           04/01/26          12,000           12,708,000
                        NYS (SONYMA) Mortgage, Series 46              6.650           10/01/25           3,750            3,915,638
                        NYS (SONYMA) Mortgage, Series 50              6.625           04/01/25           7,550            7,877,293
                        NYS (SONYMA) Mortgage, Series 52              6.100           04/01/26           2,000            2,014,040
                        NYS (SONYMA) Mortgage, Series BB-2            7.950           10/01/15             150              158,364
                        NYS (SONYMA) Mortgage, Series EE-1            8.000           10/01/10              45               47,326
                        NYS (SONYMA) Mortgage, Series EE-2            7.450           10/01/10             100              104,082
                        NYS (SONYMA) Mortgage, Series EE-2            7.500           04/01/16              40               42,835
                        NYS (SONYMA) Mortgage, Series EE-3            7.700           10/01/10             275              295,449
                        NYS (SONYMA) Mortgage, Series EE-3            7.750           04/01/16              15               15,760
                        NYS (SONYMA) Mortgage, Series EE-4            7.750           10/01/10              95              100,304
                        NYS (SONYMA) Mortgage, Series GG              7.600           10/01/18              20               20,600
                        NYS (SONYMA) Mortgage, Series GG              8.125           10/01/17             295              310,322
                        NYS (SONYMA) Mortgage, Series GG              8.125           04/01/20             130              135,520
                        NYS (SONYMA) Mortgage, Series HH-2            7.600           10/01/21              35               35,875
                        NYS (SONYMA) Mortgage, Series HH-2            7.700           10/01/09             430              453,500
                        NYS (SONYMA) Mortgage, Series HH-2            7.850           04/01/22              40               42,218
                        NYS (SONYMA) Mortgage, Series HH-3            7.600           10/01/21             245              255,351
                        NYS (SONYMA) Mortgage, Series HH-3            7.875           10/01/09             295              319,069
                        NYS (SONYMA) Mortgage, Series HH-3            7.950           04/01/22             490              520,429

Rochester Fund Municipals
Portfolio of Investments
December 31, 1995


                                                                                                   Face Amount
                        Description                                   Coupon          Maturity    (000) Omitted       Market Value
------------------------------------------------------------------------------------------------------------------------------------
                        NYS (SONYMA) Mortgage, Series HH-4            7.700%          10/01/21     $        40      $        42,153
                        NYS (SONYMA) Mortgage, Series HH-4            8.050           04/01/22              65               69,002
                        NYS (SONYMA) Mortgage, Series II              0.000           10/01/07             100               42,067
                        NYS (SONYMA) Mortgage, Series II              0.000           04/01/20           1,285              189,512
                        NYS (SONYMA) Mortgage, Series II              0.000           10/01/08             120               48,647
                        NYS (SONYMA) Mortgage, Series II              0.000           04/01/05             100               53,513
                        NYS (SONYMA) Mortgage, Series II              0.000           04/01/08             170               67,920
                        NYS (SONYMA) Mortgage, Series II              0.000           10/01/09             180               67,518
                        NYS (SONYMA) Mortgage, Series II              0.000           01/01/06              90               44,641
                        NYS (SONYMA) Mortgage, Series JJ              7.500           10/01/17             375              401,190
                        NYS (SONYMA) Mortgage, Series KK              7.625           04/01/19             160              167,757
                        NYS (SONYMA) Mortgage, Series KK              7.800           10/01/20             230              242,077
                        NYS (SONYMA) Mortgage, Series MM-1            7.500           04/01/13              75               78,437
                        NYS (SONYMA) Mortgage, Series MM-1            7.750           10/01/05              25               29,012
                        NYS (SONYMA) Mortgage, Series MM-2            7.700           04/01/05             100              113,182
                        NYS (SONYMA) Mortgage, Series NN              7.550           10/01/17              60               62,969
                        NYS (SONYMA) Mortgage, Series RR              7.700           10/01/10              90               94,844
                        NYS (SONYMA) Mortgage, Series RR              7.750           10/01/17              80               84,299
                        NYS (SONYMA) Mortgage, Series SS              7.500           10/01/19             380              392,274
                        NYS (SONYMA) Mortgage, Series TT              6.950           10/01/02               5                5,619
                        NYS (SONYMA) Mortgage, Series UU              7.150           10/01/22             135              137,970
                        NYS (SONYMA) Mortgage, Series UU              7.750           10/01/23           1,365            1,456,660
                        NYS (SONYMA) Mortgage, Series VV              0.000           10/01/23         115,222           14,278,310
                        NYS (SONYMA) Mortgage, Series VV              7.375           10/01/11             195              208,531
                        Puerto Rico HFA                               0.000           08/01/26           8,690            1,062,961
                        Puerto Rico HFA                               7.650           10/15/22              30               33,173
------------------------------------------------------------------------------------------------------------------------------------
Water and               Erie County Water Revenue 4th Series          0.000           12/01/17          12,590            2,629,925
Telephone Utilities     Montgomery IDA (Amsterdam)                    7.250           01/15/19           5,860            6,140,108
4.5%                    NYC Municipal Water Finance Auth. IVRC        6.476(f)        06/15/17          30,000           32,587,500
$96,245,721             NYS Environ. (Consolidated Water)             7.150           11/01/14           1,840            1,986,832
                        NYS Environ. (Jamaica Water)                 11.000           08/01/03           1,970            2,068,500
                        NYS Environ. (L.I. Water)                    10.000           10/01/17             500              552,855
                        NYS Environ. (NYS Water Services)             8.375           01/15/20           7,500            8,400,375
                        Puerto Rico Telephone Auth. RIBS              6.434(f)        01/01/15          16,550           16,591,375
                        Puerto Rico Telephone Auth. RIBS              7.478(f)        01/01/20          10,000           10,525,000
                        St. Lawrence County (Solid Waste)             8.250           01/01/02              10               10,875
                        St. Lawrence County (Solid Waste)             8.875           01/01/08             100              109,139
                        Suffolk IDA (Ocean Park Water )               7.500           11/01/22             715              781,059
                        V.I. Water & Power Auth.                      7.600           01/01/12           6,850            7,586,992
                        V.I. Water & Power Auth.                      8.500           01/01/10           5,700            6,275,187
------------------------------------------------------------------------------------------------------------------------------------
NonProfit,              Allegany IDA (Alfred University)              7.500           09/01/11          10,070           11,052,429
Higher Education        Brookhaven IDA (Dowling College)              6.750           03/01/23           6,965            7,328,643
3.1%                    Cattaraugus IDA (St. Bonaventure)             8.300           12/01/10           9,155           10,273,009
$66,487,059             Dutchess IDA (Bard College)                   7.000           11/01/17           3,500            3,785,145
                        Erie IDA (Medaille College)                   8.000           12/30/22           3,230            3,552,839
                        Monroe IDA (Roberts Wesleyan)                 6.700           09/01/11           2,625            2,705,063
                        New Rochelle IDA (CNR)                        6.750           07/01/22           3,000            3,218,490
                        NYC IDA (MMC)                                 7.000           07/01/23           3,700            3,889,847
                        NYS Dorm (City University)                    7.875           07/01/00(p)          425              497,662
                        NYS Dorm (State University)                   0.000           05/15/07              50               27,089
                        NYS Dorm (State University)                   7.000           05/15/16             165              179,871
                        Puerto Rico ITEME (Polytech University)       5.700           08/01/13               5                4,750
                        Rockland IDA (DC)                             8.000           03/01/13           2,090            2,294,841
                        Suffolk IDA (Dowling College)                 6.625           06/01/24           2,000            2,128,400
                        Suffolk IDA (Dowling College)                 8.250           12/01/20             980            1,106,155
                        University of V. I.                           7.250           10/01/04           1,205            1,257,646
                        University of V. I.                           7.700           10/01/19           3,570            3,965,128
                        University of V. I.                           7.750           10/01/24           5,175            5,746,424
                        Yates IDA (Keuka College)                     8.750           08/01/15           2,000            2,252,080

Rochester Fund Municipals
Portfolio of Investments
December 31, 1995


                                                                                                   Face Amount
                        Description                                   Coupon          Maturity    (000) Omitted       Market Value
------------------------------------------------------------------------------------------------------------------------------------
                        Yates IDA (Keuka College)                     9.000%          08/01/11     $     1,095      $     1,221,549
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing,          Brookhaven IDA (Farber)                       6.563(e)        12/01/02             870              870,000
Durable Goods           Brookhaven IDA (Farber)                       6.563(e)        12/01/04             490              490,000
3.0%                    Brookhaven IDA (Modular Devices)              7.375           11/01/96             235              238,772
$65,253,567             Broome IDA (Simulator)                        8.250           01/01/02             895              961,543
                        Cattaraugus IDA (Cherry Creek)                9.800           09/01/10           2,045            2,264,285
                        Chautauqua IDA (Dunkirk Glass)               11.500           12/01/10           7,900            8,199,726
                        City of Port Jervis (Future Home Tech.)      10.000           11/01/08             750              754,943
                        Cortland IDA (Paul Bunyon Products)           8.000           07/01/00             140              152,659
                        Erie IDA (Great Lakes Orthodontic)           12.099           05/01/00             149              167,432
                        Monroe IDA (Brazill Merk)                     7.900           12/15/14           3,080            3,356,615
                        Monroe IDA (Melles Griot)                     9.500           12/01/09           1,620            1,743,541
                        Montgomery IDA (Breton Industries)            8.150           04/01/10             590              647,749
                        Nassau IDA (RJS Scientific)                   8.050           12/01/05             355              381,593
                        Nassau IDA (RJS Scientific)                   9.050           12/01/25           2,700            2,961,009
                        Nassau IDA (Structural Industries)            7.750           02/01/12             500              533,505
                        NYC IDA (Display Creations)                   9.250           06/01/97(b)        2,100            2,161,194
                        NYC IDA (HiTech Res Rec)                      8.750           08/01/00             400              426,388
                        NYC IDA (HiTech Res Rec)                      9.250           08/01/08             695              754,965
                        NYC IDA (House of Spices)                     9.000           10/15/01             565              623,817
                        NYC IDA (House of Spices)                     9.250           10/15/11           2,140            2,347,773
                        NYC IDA (Koenig Iron Works)                   8.375           12/01/25           1,675            1,697,345
                        NYC IDA (Nekboh)                              9.625           05/01/11           6,135            6,262,547
                        NYC IDA (Penguin Air Conditioning)           12.222           12/01/99             222              234,597
                        NYC IDA (Pop Display)                         6.750           12/15/04           1,260            1,289,673
                        NYC IDA (Pop Display)                         7.900           12/15/14           2,645            2,804,758
                        NYC IDA (Priority Mailers)                    9.000           03/01/10           1,855            2,019,353
                        NYC IDA (Sequins International)               8.500           04/30/00             485              516,283
                        NYC IDA (Sequins International)               8.950           01/30/16           4,555            5,122,781
                        NYC IDA (Ultimate Display)                    8.750           10/15/00             365              395,302
                        NYC IDA (Ultimate Display)                    9.000           10/15/11           1,910            2,073,133
                        Onondaga IDA (Coltec)                         7.250           06/01/08             525              530,250
                        Onondaga IDA (Coltec)                         9.875           10/01/10             710              736,625
                        Onondaga IDA (Gear Motion)                    8.400           12/15/01             730              756,076
                        Onondaga IDA (Gear Motion)                    8.900           12/15/11           1,760            1,881,774
                        Peekskill IDA (Wenco)                         8.875           12/01/08           1,085            1,130,581
                        Rensselaer IDA (MMP)                          8.500           12/15/02              20               21,244
                        Suffolk IDA (Fil-Coil)                        9.000           12/01/15             445              454,612
                        Suffolk IDA (Fil-Coil)                        9.250           12/01/25           1,060            1,082,599
                        Suffolk IDA (Marbar Assoc.)                   8.300           03/01/08             190              199,498
                        Suffolk IDA (Marbar Assoc.)                   8.300           03/01/09             190              196,616
                        Suffolk IDA (Microwave Power)                 7.750           06/30/02             385              401,101
                        Suffolk IDA (Microwave Power)                 8.500           06/30/22           4,320            4,635,922
                        Syracuse IDA (Piscitell Stone)                8.400           12/01/11             705              773,392
------------------------------------------------------------------------------------------------------------------------------------
Private Lease           Albany IDA (100 State Street)                 8.750           12/31/10           2,500            2,525,000
Revenue                 Albany IDA (Kenwood Assoc.)                   9.250(d)        09/01/10           2,735            2,752,641
1.4%                    Broome IDA (Industrial Park)                  7.550           12/01/00             190              195,700
$29,890,552             Broome IDA (Industrial Park)                  7.600           12/01/01             195              200,850
                        Erie IDA (Air Cargo)                          8.250           10/01/07           1,535            1,601,650
                        Erie IDA (Air Cargo)                          8.500           10/01/15           2,380            2,513,780
                        Fulton IDA (Crossroads Incubator)             8.500           12/15/98(a)          160              162,400
                        Hudson IDA (Northside)                        9.000           12/01/09             475              526,580
                        Islip IDA (WJL Realty)                        7.800           03/01/03              50               54,054
                        Islip IDA (WJL Realty)                        7.850           03/01/04             100              108,289
                        Islip IDA (WJL Realty)                        7.900           03/01/05             100              108,472
                        Islip IDA (WJL Realty)                        7.950           03/01/10             500              541,535
                        Monroe IDA (Canal Ponds)                      7.000           06/15/13             900              969,921
                        Monroe IDA (Cottrone Devel.)                  9.500           12/01/10           2,436            2,681,376
                        Monroe IDA (Morrell/Morrell)                  7.000           12/01/07           2,284            2,342,836

Rochester Fund Municipals
Portfolio of Investments
December 31, 1995


                                                                                                   Face Amount
                        Description                                   Coupon          Maturity    (000) Omitted       Market Value
------------------------------------------------------------------------------------------------------------------------------------
                        Monroe IDA (West End Business)                6.750%          12/01/04     $       625      $       643,938
                        Monroe IDA (West End Business)                6.750           12/01/04              80               82,422
                        Monroe IDA (West End Business)                6.750           12/01/04             155              160,448
                        Monroe IDA (West End Business)                8.000           12/01/14           1,375            1,482,608
                        Monroe IDA (West End Business)                8.000           12/01/14             345              372,000
                        Monroe IDA (West End Business)                8.000           12/01/14             515              555,304
                        Monroe IDA (West End Business)                8.000           12/01/14             170              183,297
                        Niagara IDA (Maryland Maple)                 10.250           11/15/09           1,130            1,254,571
                        NYC IDA (ALA Realty)                          7.500           12/01/10           1,035            1,059,178
                        NYC IDA (ALA Realty)                          8.375           12/01/15           1,450            1,487,932
                        Suffolk IDA (Rimland Facilities)              6.563(e)        12/01/09           1,670            1,636,600
                        Syracuse IDA (Rockwest Center I)              8.000           06/01/13           1,150            1,221,703
                        Syracuse IDA (Rockwest Center II)             7.625           12/01/10             980              986,399
                        Syracuse IDA (Rockwest Center II)             8.625           12/01/15           1,470            1,479,070
------------------------------------------------------------------------------------------------------------------------------------
Service                 Albany IDA (Albany Golf)                      7.500           05/01/12             400              424,176
Companies               Auburn IDA (Wegmans)                          7.250           12/01/98             185              187,548
0.7%                    Dutchess IDA (Merchants Press)                7.950           06/30/02           1,800            1,809,180
$15,780,611             Dutchess IDA (Merchants Press)                9.000           06/30/22           4,590            4,628,051
                        Erie IDA (Affordable Hospitality)             9.250           12/01/15           3,690            3,804,796
                        Monroe IDA (De Carolis)                       7.500           01/30/05             436              436,311
                        Niagara IDA (Sevenson Hotel)                  6.600           05/01/07           1,900            1,954,093
                        NYC IDA (Loehmann's)                          9.500           12/31/04             745              767,909
                        Syracuse IDA (Genesee Inn)                   10.000(d)        05/01/05           2,701              675,183
                        Yonkers Parking Auth.                         7.750           12/01/04           1,035            1,093,364
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing,          Herkimer IDA (Burrows Paper)                  8.000           01/01/09           1,440            1,549,872
Non-Durable             Monroe IDA (Cohber)                           7.550           12/01/01              10               10,849
Goods                   Monroe IDA (Cohber)                           7.650           12/01/02              10               10,791
0.5%                    Monroe IDA (Cohber)                           7.700           12/01/03              10               10,804
$11,689,289             Monroe IDA (Cohber)                           7.850           12/01/09             170              185,798
                        NYC IDA (Amster Novelty)                      8.000           12/01/10             530              531,367
                        NYC IDA (Amster Novelty)                      8.375           12/01/15             790              792,267
                        NYC IDA (Promotional Slideguide)              7.500           12/01/10             710              712,435
                        NYC IDA (Promotional Slideguide)              7.875           12/01/15           1,065            1,069,952
                        NYC IDA (Visy Paper)                          7.950           01/01/28           4,000            4,092,520
                        Ulster IDA (Brooklyn Bottling)                7.800           06/30/02             660              690,914
                        Ulster IDA (Brooklyn Bottling)                8.600           06/30/22           1,915            2,031,719
------------------------------------------------------------------------------------------------------------------------------------
Total municipal bond investments (cost $2,027,738,427) - 100.3%                                                  $    2,151,166,694
------------------------------------------------------------------------------------------------------------------------------------
Other assets and liabilities (net) - (0.3%)                                                                              (5,902,737)
                                                                                                                 -------------------
Net assets at market - 100.0%                                                                                    $    2,145,263,957
                                                                                                                 ===================

(a)  Date of mandatory put; final maturity 12/15/08.                     (f)  Interest rate is subject to change periodically and
(b)  Date of mandatory put; final maturity 06/01/08.                          inversely to the prevailing market rate. The interest
(c)  Security will convert to a fixed coupon at a future                      rate shown is the rate in effect at December 31,1995.
     date prior to maturity.                                             (p)  Date of pre-refunded call.
(d)  Non-income accruing security.
(e)  Variable rate security that fluctuates as a percentage
     of prime rate.









                                           See accompanying notes to financial statements.


Portfolio Abbreviations

To simplify the listings of Rochester Fund Municipals' holdings in the Portfolio of Investments, we have abbreviated the descriptions of many of the securities per the table below:

ACLDD    Adults and Children with Learning             IDA        Industrial Development Authority
           and Developmental Disabilities              IME        Industrial Medical and Environmental
ARC      Association of Retarded Citizens              ITEME      Industrial Tourist Educational Medical
ASSC     Annie Schaffer Senior Center                                 and Environmental
BHMS     Brooklyn Heights Montessori School            IVRC       Inverse Variable Rate Certificate
BOCES    Board of Cooperative Educational Services     JBFS       Jewish Board of Family Services
CARS     Complimentary Auction Rate Security           LEVRRS     Leveraged Reverse Rate Security
CDC      Community Development Corporation             L.I.       Long Island
CEK      Cyril E. King                                 LILCO      Long Island Lighting Corporation
CF       Community Facilities                          MMC        Marymount Manhattan College
CGH      Community General Hospital                    MMP        Millbrook Millwork Project
CNR      College of New Rochelle                       MTA        Metropolitan Transit Authority
COP      Certificate of Participation                  PRFFP      Puerto Rico Family Foundation Project
DC       Dominican College                             Res Rec    Resource Recovery Facility
EHC      Elderly Housing Corporation                   RGH        Rochester General Hospital
EHL      Engine Hook and Ladder                        RG&E       Rochester Gas & Electric
EPG      Elmhurst Parking Garage                       RIBS       Residual Interest Bonds
ERDA     Energy Research and                           RITES      Residual Interest Tax Exempt Security
           Development Authority                       SONYMA     State of New York Mortgage Agency
E,E&T    Ear, Eye and Throat                           SWMA       Solid Waste Management Authority
FLCP     Finger Lakes Cerebral Palsy                   TOGA       Terminal One Group Association
GO       General Obligation                            UDC        Urban Development Corporation
HB&F     Housing Bank and Finance                      UFA        Utica Free Academy
HDC      Housing Development Corporation               UN         United Nations
HELP     Homeless Economic Loan Program                WWH        Wyandach/Wheatley Heights
HFA      Housing Finance Agency                        YCN        Yield Curve Note
HFC      Housing Finance Corporation                   YCR        Yield Curve Receipt
HHRH     Historic Hudson River Heritage                V.I.       United States Virgin Islands
H&N      Hospital and Nursing

================================================================================

       Asset Composition Table
     December 31, 1995 (Unaudited)
(As a percentage of total investments)

                 Percentage
       Rating   of Investments
      -------------------------
          AAA              18.4%        All unrated bonds are backed by mortgage liens and guarantees by the issuer.
           AA              13.5%        Bonds which are backed by a letter of credit or by other financial institutions or
            A              23.2%        agencies may be assigned an investment grade rating by the Investment
          BBB              25.3%        Policy Committee of the Board of Trustees, which reflects the quality of the
           BB               5.2%        guarantor, institution or agency.  Unrated bonds may also be assigned a rating
            B               2.3%        when the issuer has rated bonds outstanding with comparable credit
          CCC               0.0%        characteristics which allow for rating.  The unrated bonds in the portfolio are
           CC               0.0%        predominantly smaller issuers which have not applied for a bond rating.  Only
            C               0.0%        those unrated bonds which subsequent to purchase have not been designated
     Not Rated             12.1%        investment grade are included in the "Not Rated" category.  For further
                    -----------         information see "Credit Quality" in the Prospectus.
        Total             100.0%
                    ===========

                                                     Rochester Fund Municipals

====================================================================================================================================

                                              Statement of Assets and Liabilities - December 31, 1995

Assets                                                          Represented by
   Investments at market                                          Paid in capital                                   $ 2,074,930,655
     (Cost $2,027,738,427)                  $ 2,151,166,694       Undistributed net investment
   Cash and cash equivalents                         58,592         income                                                2,633,000
   Interest receivable                           35,911,013       Accumulated net realized loss on
   Receivable for capital                                           investment transactions                             (55,727,965)
     shares sold                                  5,295,741       Net unrealized appreciation
   Receivable for                                                   of investments                                      123,428,267
     investments sold                             1,107,071                                                         ---------------
   Other assets                                     767,512       Total - Representing net assets applicable
                                            ---------------         to capital shares outstanding                   $ 2,145,263,957
     Total assets                             2,194,306,623                                                         ===============
                                            ---------------     Computation of net asset value and offering price
                                                                  Net asset value and redemption
Liabilities                                                         price per share ($2,145,263,957
   Payable for investments purchased             27,739,518         divided by 118,019,143 shares)                           $18.18
   Payable for capital shares                                                                                       ===============
     repurchased                                  2,741,660       Offering price per share (100/96 of $18.18)*               $18.94
   Demand note payable to Bank                                                                                      ===============
     (Interest rate 6.5% at 12/31/95)            17,930,000
   Other liabilities                                631,488
                                            ---------------
     Total liabilities                           49,042,666     * On single retail sales of less than $100,000. On sales of $100,000
                                            ---------------       or more and on group sales the offering price is reduced.
Net Assets                                  $ 2,145,263,957
                                            ===============

================================================================================

Statement of Operations
Year Ended December 31, 1995

Investment Income:
   Interest                                                       $ 141,470,850
                                                                  -------------
Expenses:
   Management fees                                                    9,128,887
   Distribution fees                                                  3,452,348
   Shareholder servicing agent fees                                   1,267,856
   Accounting and auditing                                              668,262
   Trustees' compensation                                               371,000
   Shareholder communications                                           297,930
   Custodian fees                                                       238,373
   Registration fees                                                    105,396
   Legal fees                                                            68,806
   Miscellaneous                                                        116,294
   Interest                                                             630,993
                                                                  -------------
     Total expenses                                                  16,346,145
     Expenses paid indirectly (Note 4)                                  (62,231)
                                                                  -------------
     Net expenses                                                    16,283,914
                                                                  -------------
Net investment income                                               125,186,936
                                                                  -------------
Realized and unrealized
  gain (loss) on investments:
     Net realized loss on
       investments                                                  (10,724,838)
     Net increase in unrealized
      appreciation of investments                                   222,374,949
                                                                  -------------
Net gain on investments                                             211,650,111
                                                                  -------------
Net increase in net assets
  resulting from operations                                       $ 336,837,047
                                                                  =============



================================================================================

Statement of Changes in Net Assets

Year Ended December 31,                            1995                1994
                                                   ----                ----

Increase (decrease) in net assets-
Operations:
  Net investment income                      $   125,186,936    $   118,882,777
  Net realized loss
    from security transactions                   (10,724,838)       (40,072,783)
  Increase (decrease) in unrealized
   appreciation                                  222,374,949       (243,302,977)
                                             ---------------    ---------------
Increase (decrease) in net assets
  resulting from operations                      336,837,047       (164,492,983)
                                             ---------------    ---------------

Distributions to shareholders from:
  Net investment income                         (124,417,144)      (120,341,434)
                                             ---------------    ---------------

Fund share transactions:
  Net proceeds from shares sold                  292,964,245        476,656,393
  Value of shares issued in
    reinvestment of distributions                 67,511,771         61,703,204
  Cost of shares repurchased                    (218,931,015)      (256,321,686)
                                             ---------------    ---------------
  Increase in net assets derived
    from Fund share transactions                 141,545,001        282,037,911
                                             ---------------    ---------------

Increase (decrease) in net assets                353,964,904         (2,796,506)
Net assets:
Beginning of year                              1,791,299,053      1,794,095,559
                                             ---------------    ---------------
End of year (including undistributed
   net investment income of $2,633,000 -
   1995 and $1,863,208 - 1994)               $ 2,145,263,957    $ 1,791,299,053
                                             ===============    ===============


                 See accompanying notes to financial statements.

Rochester Fund Municipals

Financial Highlights

(For a share outstanding throughout each period)

                                                                                Year Ended December 31,

                                                      1995              1994              1993             1992             1991
                                                 -------------     ------------      -------------     ------------    ------------

Net asset value, beginning of year                      $16.31            $19.00            $17.65            $17.01         $16.24
                                                 -------------     -------------     -------------     -------------   ------------

  Income from investment operations:
    Net investment income                                 1.10              1.13              1.17              1.20           1.20
    Net realized and unrealized gain
      (loss) on investments                               1.86             (2.68)             1.35              0.64           0.81
                                                 -------------     -------------     -------------     -------------   ------------
      Total from investment operations                    2.96             (1.55)             2.52              1.84           2.01
                                                 -------------     -------------     -------------     -------------   ------------

  Less distributions to shareholders from:
    Net investment income                                (1.09)            (1.13)            (1.17)            (1.20)         (1.20)
    Undistributed net investment income -
      prior year                                          --               (0.01)             --                --             --
    Capital gains                                         --                --                --                --            (0.04)
                                                 -------------     -------------     -------------     -------------   ------------
      Total distributions                                (1.09)            (1.14)            (1.17)            (1.20)         (1.24)
                                                 -------------     -------------     -------------     -------------   ------------
Net asset value, end of year                            $18.18            $16.31            $19.00            $17.65         $17.01
                                                 =============     =============     =============     =============   ============

Total return (excludes sales load)                       18.58%            (8.35%)           14.60%            11.19%         12.79%

Ratios/supplemental data:
  Net assets, end of year
    (000 omitted)                                   $2,145,264        $1,791,299        $1,794,096          $997,030       $497,440
  Ratio of total expenses
     to average net assets                               0.82%**           0.84%             0.75%             0.84%          0.87%
  Ratio of total expenses (excluding
    interest) to average net assets*                     0.78%**           0.73%             0.64%             0.70%          0.74%
  Ratio of net investment income to
    average net assets                                   6.25%             6.43%             6.21%             6.79%          7.12%
  Portfolio turnover rate                               14.59%            34.39%            18.27%            29.99%         48.54%

--------------------------------------------------------------------------------

   * During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

   ** Effective in 1995, the ratios do not include reductions from custodian fee offset arrangements. The 1995 ratio of total expenses and the ratio of total expenses (excluding interest) to average net assets are 0.81% and 0.78%, respectively, after including this reduction. See
          Note 4.

               Per share information has been determined on the basis of the weighted average number of shares outstanding during the period.

Rochester Fund Municipals
Notes to Financial Statements
December 31, 1995

Note 1. Significant Accounting Policies:

Rochester Fund Municipals (the "Fund"), which is organized as a business trust under the laws of the Commonwealth of Massachusetts, conducted operations as a closed-end investment company from December, 1982 until May 15, 1986, at which time it commenced operations as an open-end investment company. The Fund's investment objective is to provide as high a level of interest income exempt from federal, New York State and New York City personal income taxes as is consistent with prudent investing while seeking preservation of shareholders' capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

Security valuation and transactions. Investments are valued at market value using information available from an approved pricing service, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Security transactions are accounted for on the trade date. Cost is determined and realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. In computing net investment income, the Fund amortizes premiums and accretes original issue discount. For municipal bonds purchased after April 30, 1993 and subsequently sold at a gain, market discount is accreted at the time of sale (to the extent of the lesser of the accrued market discount or the disposition gain) and is treated as taxable income, rather than capital gain.

Securities purchased on a when issued basis. The Fund may purchase portfolio securities on a when issued or delayed delivery basis. These securities have been registered by a municipality or government agency, but have not been issued to the public. The Fund may contract to purchase these securities in advance of issuance. Delivery of the security and payment therefor may take place a month or more after the date of the transaction. At the time of purchase, the Fund sets aside sufficient investment securities as collateral to meet such purchase commitments. Such securities are subject to market fluctuations during this period. The current value of these securities is determined in the same manner as for other portfolio securities.

Distributions to shareholders. Income distributions are declared and recorded each day based on the projected net investment income for a period, usually one month, calculated as if earned pro rata throughout the period on a daily basis. Such distributions are paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of wash sales. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Federal income taxes. During any particular year, the Fund is required to distribute certain minimum amounts of net realized capital gains and net investment income in order to avoid a federal income or excise tax. It is the Fund's intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to shareholders. Therefore, the Fund is not required to record a liability for either federal income or excise tax.

Concentration in New York Issuers. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Other. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Management Fee and Other Transactions with Affiliated Parties:

Ronald H. Fielding, President and a trustee of the Fund, is also an officer, director and controlling shareholder of Rochester Fund Distributors, Inc. ("RFD"), the Fund's principal underwriter and an officer, director and controlling shareholder of Rochester Fund Services, Inc. ("RFS"), the Fund's shareholder servicing, accounting and pricing agent. The Fund's investment adviser is Rochester Capital Advisors, L.P. ("RCA, L.P."). RCA, L.P. is managed by Rochester Capital Advisors, Inc. ("RCA"), which serves as the general partner of RCA, L.P. Mr. Fielding is President, director and controlling shareholder of RCA. See Note 6.

Effective May 1, 1995, the management fee payable to RCA, L.P. is based on an annual rate of .54% of average daily net assets up to $100 million, .52% of average daily net assets in excess of $100 million to $250 million, .47% of average daily net assets in excess of $250 million to $2 billion, .46% of average daily net assets in excess of $2 billion to $5 billion, and .45% of average daily net assets in excess of $5 billion. For the year ended December 31, 1995, RCA, L.P. received fees of $9,128,887 for management and investment advisory services. Prior to May 1, 1995, RCA, L.P. was entitled to receive management fees based on an annual rate of .50% of average daily net assets up to $100 million, .45% of average daily net assets on the next $150 million, .40% of average daily net assets in excess of $250 million but less than $2 billion, and .39% of average daily net assets in excess of $2 billion.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. Effective May 1, 1995, the distribution plan was amended to permit the Fund to pay only a service fee of up to .25% per annum of its average daily net assets for expenses incurred in connection with the maintenance of shareholder accounts. Currently, the Board of Trustees has limited the service fee to .15% per annum of average daily net assets. Prior to May 1, 1995, the Fund's distribution plan permitted the Fund to pay an asset based sales charge of up to .10% per annum of its average daily net assets for certain sales related distribution expenses in addition to the service fee. For the year ended December 31, 1995, the Fund paid distribution fees of $3,452,348 to RFD. From this amount, RFD made service fee payments of $2,698,619 to broker dealers and financial institutions.

For the year ended December 31, 1995, RFD, acting as an underwriter, received $1,086,283 as its portion of the sales charge on sales of the Fund.

For the year ended December 31, 1995, RFS received $1,874,881 in shareholder servicing agent, pricing and accounting fees from the Fund. The shareholder servicing agent fee charged by RFS to the Fund is based on an annual maintenance fee of $24.12 for each shareholder account. During 1995, the Fund was charged $607,025 for pricing and accounting services.

In January, 1995, the Board of Trustees of the Fund adopted a retirement plan for its independent trustees. Upon retirement, eligible trustees receive annual payments based upon their years of service. The plan is not funded. In connection with the sale of certain assets of RCA, L.P. and other affiliates to OppenheimerFunds, Inc. (see Note 6), all but one of the independent trustees retired effective January 4, 1996. The retirement plan expense, which is included in trustees' compensation, amounted to $262,000 for the year ended December 31, 1995. No payments have been made under the plan. The retirement plan, as amended and restated on October 16, 1995, provides that no independent trustee of the Fund who is elected after September 30, 1995 may be eligible to receive benefits thereunder.

Note 3. Portfolio Information:

Purchases at cost and proceeds from sales of investment securities for the year ended December 31, 1995 were $424,608,164 and $289,514,285, respectively.

The Fund held $296,376,056 in inverse floating rate municipal bonds at December 31, 1995, comprising approximately 13.82% of net assets.

During 1995, 10.86% of interest income was derived from investments in U.S. territories which are exempt from federal, all states, and New York City income taxes.

Unrealized appreciation (depreciation) at December 31, 1995 based on cost of securities for federal income tax purposes of $2,027,868,234 was:

         Gross unrealized appreciation                        $130,385,919
         Gross unrealized depreciation                          (7,087,459)
                                                              ------------
         Net unrealized appreciation                          $123,298,460
                                                              ============

At December 31, 1995, capital loss carryovers available (to the* extent provided in regulations) to offset future realized gains were approximately as follows:

Year of Expiration                                 Capital Loss Carryover
------------------                                 ----------------------
      2000                                             $   564,400
      2001                                               1,954,100
      2002                                              42,293,600
      2003                                              10,726,200
      ----                                             -----------
                                                       $55,538,300
                                                       ===========

The availability of these loss carryovers may be limited in a given year but will be used to the extent possible to offset any future realized gains.

Note 4. Bank Borrowings and Expense Offset Arrangements:

The Fund may borrow up to 5% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The Fund has entered into an agreement which enables it to participate with other funds managed by RCA, L.P. or an affiliate of RCA, L.P., in an unsecured line of credit with a bank which permits borrowings up to $70 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the New York Interbank Offer Rate (NIBOR) plus .75%. Borrowings are payable on demand.

The Fund had borrowings of $17,930,000 outstanding at December 31, 1995. For the year ended December 31, 1995, the average monthly loan balance was $8,217,334 at a weighted average interest rate of 7.592%. The maximum amount of borrowings outstanding at any month-end was $26,550,000.

The Fund's custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in the non-interest bearing custody account. For the year ended December 31, 1995, custodian fee offset arrangements reduced expenses by $62,231.

Note 5. Shares of Beneficial Interest:

The Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, par value $.01 per share. Transactions in Fund shares were as follows:

Year ended December 31,                                1995           1994
-----------------------                                ----           ----
Shares sold                                        16,778,524      26,972,429
Shares issued on reinvestment of distributions      3,857,323       3,569,917
Shares repurchased                                (12,475,987)    (15,115,012)
                                                 ------------    ------------
Net increase in shares outstanding                  8,159,860      15,427,334
Shares outstanding, beginning of year             109,859,283      94,431,949
                                                 ------------    ------------

Shares outstanding, end of year                   118,019,143     109,859,283
                                                 ============    ============

Note 6. Subsequent Event:

On January 4, 1996, RCA, L.P. (the Fund's investment adviser), RFD (the Fund's principal underwriter) and RFS (the Fund's shareholder servicing, accounting and pricing agent) consummated a transaction with OppenheimerFunds, Inc. ("OFI"), which resulted in the sale to OFI of certain assets of RCA, L.P., RFD and RFS, including the transfer of the investment advisory agreement and other contracts with the Fund and the use of the name "The Rochester Funds". This transaction received approval by the Fund's shareholders on December 20, 1995.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of Rochester Fund Municipals

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Rochester Fund Municipals (the "Fund") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP

Price Waterhouse LLP
Rochester, New York
January 30, 1996

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

FEDERAL TAX INFORMATION (Unaudited)

In early 1996, shareholders received information regarding all dividends and distributions paid to them by the Fund during calendar year 1995. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

None of the dividends paid by the Fund during the year ended December 31, 1995 are eligible for the corporate dividend-received deduction. 99.98% of the dividends were derived from interest on municipal bonds and are not subject to federal, New York State and New York City income taxes. For the state income tax reporting purposes of non-New York State shareholders, the distribution breaks down as follows: New York State (89.14%), Guam (2.91%), Puerto Rico (4.52%), Virgin Islands (3.24%), American Samoa (0.19%).

During 1995, 32.89% of this tax-exempt income was derived from "private activity bonds". These are municipal bonds used to finance privately operated facilities. The interest on these bonds is not taxable for most investors. For the few investors subject to the alternative minimum tax, the interest from these bonds is considered a preference item.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------
SHAREHOLDER MEETINGS (Unaudited)

On April 25, 1995, a special meeting of shareholders was held at which the following were approved: (a) amendment to the Investment Advisory Agreement with Rochester Capital Advisors, L.P., (Proposal 1), (b) reclassification of the Fund's investment policy relating to investments in other investment companies from fundamental to non-fundamental (Proposal 2a) (c) amendment of certain of the Fund's fundamental investment policies (Proposal No.2b). The following is a report of the votes cast:


Proposal                       For           Against      Abstain     Total
--------                       ---           -------      -------     -----

Proposal 1                     52,499,870    3,059,921    2,617,291   58,177,082

Proposal 2a                    52,843,607    2,807,080    2,526,395   58,177,082

Proposal 2b                    52,625,905    3,009,816    2,541,361   58,177,082

On December 20, 1995, a special meeting of shareholders was held at which the following were approved: (a) new Investment Advisory Agreement with OppenheimerFunds, Inc. (Proposal 1), (b) election of the six trustees named below (Proposal (2), (c) new Amended and Restated Service Plan and Agreement with OppenheimerFunds Distributor, Inc. (Proposal 3). The following is a report of the votes cast:

                                             Withheld/
Proposal                       For           Against      Abstain     Total
--------                       ---           -------      -------     -----

Proposal 1                     77,239,254    2,417,481    3,189,898   82,846,633

Proposal 2
  John Cannon                  80,034,823    2,811,810                82,846,633
  Paul Clinton                 80,042,969    2,803,664                82,846,633
  Thomas Courtney              80,051,323    2,795,310                82,846,633
  Lacy Herrmann                80,024,843    2,821,790                82,846,633
  George Loft                  79,913,994    2,932,639                82,846,633
  Bridget Macaskill            79,980,913    2,865,720                82,846,633

Proposal 3                     76,968,671    2,442,567    3,435,395   82,846,633

--------------------------------------------------------------------------------

Rochester Fund Municipals

--------------------------------------------------------------------------------


---------------------------------
The Value of Portfolio Management
---------------------------------

     Most investors recognize that the greatest advantage of fund investing is professional management: the devotion of an investment team to direct the fund's portfolio, reduce the potential impact of adversity, and create an investment with the potential to earn strong yields.

     We believe that the strengths of our portfolio management support this potential, because in addition to reviewing the broad spectrum of New York municipal issues generally available, Rochester Fund Municipals pursues special situations that are often overlooked by the market in general. When properly investigated and selected for their potential, these issues not only broaden the Fund's portfolio, but may have the potential to increase the yield as well.

     Small issues often provide the Fund with significant yield contributions. We include bonds of small issuers, many from the Upstate region, because they typically provide higher yields than larger credits. In addition, while small issues can be less liquid than equivalent quality large issues, issuers of comparatively smaller debt may offer graduated payment of principal; a feature that reduces the debt, and may reduce the volatility, on an accelerated schedule.

     Some issuers which are highly credit worthy choose to forego the expense of obtaining a credit rating from a nationally recognized statistical rating organization. We analyze these unrated issues to determine the true risks involved and their value as an addition to the portfolio. In our opinion, some of these issues offer significant yield advantages, often with no appreciable increase in credit risk.

     Evaluating these unique opportunities takes time and effort, but we believe that, if you're paying for portfolio management, you should receive the extra effort and resourcefulness necessary to potentially enhance the portfolio.

--------------------------------------
The Rochester Division Investment Team
--------------------------------------

     Under the direction of Ron Fielding, the Fund's investment team is flexible, responsive, and takes the time and effort to research new issues and assess their value as a potential addition to the portfolio. This diligence, when further applied to secondary market considerations, supports a management style that maximizes the interests of the shareholders.

[PHOTOGRAPH]
Standing: Ted Everett, Rich Stein, Dan Loughran.
Seated: Tony Tanner, Ron Fielding, Mike Rosen.

     Ronald H. Fielding, CFA; Chairman, Rochester Division of OppenheimerFunds, Inc., has directed the long term investment strategies and overall composition of the portfolio since its inception. He received his MA in Economics and his MBA in Finance from the University of Rochester. Before establishing Rochester Capital Advisors, L.P., the prior investment advisor to Rochester Fund Municipals, he gained extensive banking and investment experience as an officer of two multi-billion dollar New York State bank holding companies.

     The Rochester Division investment team also includes:

     Michael S. Rosen, CFA; President, Rochester Division of OppenheimerFunds,
          Inc.

     Anthony A. Tanner, CFA; Vice President and Assistant Portfolio Manager

     Richard A. Stein, CFA; Vice President

     Edward N. Everett, Assistant Vice President

     Daniel G. Loughran, Junior Research Analyst


                            ROCHESTER FUND MUNICIPALS

--------------------------------------------------
A Broad Portfolio-Across and Within New York State
--------------------------------------------------

     As you thumb through the investment portfolio, you may notice that Rochester Fund Municipals currently includes nearly 700 issues - a broad spectrum of bonds from all across New York State.(1)

     Portfolio holdings from around the state help to reduce the Fund's volatility. By also considering bonds from a wide variety of industries and different maturities, the Fund attempts to reduce the impact of adverse conditions in any one particular sector.

[ARTWORK]


--------------------------------------------------------------------------------
INDUSTRY CONCENTRATION
(PERCENT OF TOTAL NET ASSETS)

--------------------------------------------------------------------------------
Housing, Multi-Family                                                      15.0%
--------------------------------------------------------------------------------
Health Care                                                                13.9%
--------------------------------------------------------------------------------
Municipal Tax Obligations                                                  11.6%
--------------------------------------------------------------------------------
Resource Recovery, Pollution Control Revenue                                9.9%
--------------------------------------------------------------------------------
Electric and Gas Utilities                                                  8.2%
--------------------------------------------------------------------------------
NonProfit, Other                                                            8.0%
--------------------------------------------------------------------------------
Transportation                                                              7.6%
--------------------------------------------------------------------------------
Government and Public Facilities                                            6.6%
--------------------------------------------------------------------------------
Housing, Single Family                                                      6.3%
--------------------------------------------------------------------------------
Water and Telephone Utilities                                               4.5%
--------------------------------------------------------------------------------
NonProfit, Higher Education                                                 3.1%
--------------------------------------------------------------------------------
Manufacturing, Durable Goods                                                3.0%
--------------------------------------------------------------------------------
Private Lease Revenue                                                       1.4%
--------------------------------------------------------------------------------
Service Companies                                                           0.7%
--------------------------------------------------------------------------------
Manufacturing, Non-Durable Goods                                            0.5%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
MATURITY CONCENTRATION
(PERCENT OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Less than 1 Year                                                           4.33%
--------------------------------------------------------------------------------
1 to 5 Years                                                              17.42%
--------------------------------------------------------------------------------
5 to 10 Years                                                             33.17%
--------------------------------------------------------------------------------
10 to 20 Years                                                            30.01%
--------------------------------------------------------------------------------
20 to 30 Years                                                            15.07%
--------------------------------------------------------------------------------

                                                                      [ARTWORK]
-----------------------------------------------------
Municipal Bonds-Tax Free Income and Community Support
-----------------------------------------------------

     Many investors consider the advantage of a municipal bond fund like Rochester Fund Municipals to be its potential to provide interest income free from Federal, New York State and New York City personal income taxes. But the reality is that municipal bonds provide for much of the infrastructure of the communities in which we live.

     We are proud that the efforts undertaken to strengthen our Rochester Fund Municipals portfolio also provide financing for a wide variety of worthwhile projects in New York State. Public and private colleges, primary schools for special education and mortgages for first-time home buyers are just a few of the programs that benefit from your investment.

1.Rochester Fund Municipals' portfolio is subject to change.


                            ROCHESTER FUND MUNICIPALS

                                                                       [ARTWORK]

--------------------------------------------------
Why Percentage Kept is More than Percentage Earned
--------------------------------------------------

     Rochester Fund Municipals provides individual investors with the opportunity to earn income free of Federal, New York State and New York City personal income taxes, if applicable.(1)

     Yet many investors remain unaware of how advantageous tax-free income can be.

     For example, to match the value of a 5.75% tax-free yield, a resident of New York City in the 38.3% combined tax bracket, would have to find a taxable investment yielding 9.32%

     Your tax situation, and the specific advantages of tax-free investing, may be different and we encourage you to develop a long range financial plan with your financial consultant.


------------------------------------------------------------------------------------------------------------------------------------
                                                    TAX EXEMPT VS. TAXABLE YIELDS

                                                     Effective                                 Effective
                                                        Tax             Taxable Rate              Tax             Taxable Rate
                                                      Bracket          Needed to Equal          Bracket          Needed to Equal
1996 Taxable Income                                NYC Residents    Current Tax-Free Rate    NYS Residents    Current Tax-Free Rate
------------------------------------------------------------------------------------------------------------------------------------
Single Return          Joint Return                                    5.75%   6.25%                             5.75%    6.25%
------------------------------------------------------------------------------------------------------------------------------------
$16,001 - $24,000      $27,001 - $40,100                23.9%          7.56%   8.21%              21.1%          7.29%    7.92%
$24,001 - $58,150      $40,101 - $96,900                35.5%          8.91%   9.69%              33.1%          8.59%    9.34%
$58,151 - $121,300     $96,901 - $147,700               38.3%          9.32%  10.13%              35.9%          8.97%    9.75%
$121,301 - $263,750    $147,701 - $263,750              42.7%         10.03%  10.91%              40.6%          9.68%   10.52%
over $263,750          over $263,750                    46.0%         10.65%  11.57%              43.9%         10.25%   11.14%
------------------------------------------------------------------------------------------------------------------------------------


The tax information and brackets listed above are accurate at the present time. The table assumes that an investor's highest tax bracket applies to the change in taxable income resulting from a switch between taxable and non-taxable investments, that the investor is not subject to the alternative minimum tax and that state tax payments are fully deductible from Federal tax payment. Your actual bracket will vary depending on your income, investments and deductions. You should consult your tax advisor regarding current tax legislation and how tax laws affect your own personal financial situation. These calculations are for illustrative purposes only and are not intended to show the Fund's performance.


1. A portion of the Fund's income distributions may be subject to income taxes. Capital gains distributions, if any, are taxable as capital gains. For investors subject to the alternative minimum tax, some of the Fund's distributions may increase that tax.



                            ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
                     Welcome to the OppenheimerFunds Family
--------------------------------------------------------------------------------


[PHOTOGRAPH]


Bridget A. Macaskill, President
and CEO, OppenheimerFunds, Inc.


[PHOTOGRAPH]


Ronald H. Fielding
Chairman, Rochester Division



[PHOTOGRAPH]


Michael S. Rosen
President, Rochester Division

     With the recent vote by shareholders to appoint OppenheimerFunds, Inc. as the investment adviser to Rochester Fund Municipals, we are glad to welcome you to the OppenheimerFunds family.

     Let us first assure you that it is our full intention to maintain The Rochester Funds' reputation as an innovative force in the management of New York municipal bond funds. We continue to see Rochester Fund Municipals, with its research-driven, "bottom-up" style, as an important option to traditionally managed municipal bond funds, and we are pleased to say that the Fund continues to be managed by the same portfolio management team and in the same investment style.

     At OppenheimerFunds, our goal is to provide superior investment products and services to help investors meet their long-term financial goals. With the completion of The Rochester Funds acquisition, we currently manage (with a subsidiary) more than $40 billion in assets, including more than 40 mutual funds. Now, as an Oppenheimer fund shareholder, we invite you to explore this broad spectrum of investments designed to increase the flexibility and diversification of your investment portfolio.

     Again, all of us at OppenheimerFunds look forward to serving you and to helping you meet your investment objectives in the years to come.

-------------------------
OppenheimerFunds Services
-------------------------

     On or about March 11th, shareholders of Rochester Fund Municipals will be afforded the opportunity to take advantage of the special privileges that traditional Oppenheimer fund investors have known for years. These services, designed to keep you in-the-know and on-the-go, are your access to current account information, informative news, automatic investment plans and more.

     o Account transactions and transfers are just a toll-free telephone call away at 1-800-852-8457 during normal business hours. Plus, enroll in AccountLink and use our telephone transaction feature to make investments directly from a bank checking or savings account.

     o Automated information on your account or any of the Oppenheimer funds is available 24 hours a day, 7 days a week with OppenheimerFunds PhoneLink at 1-800-533-3310.

     o Insightful information on the economy and issues that affect your investments is available 24 hours a day on the OppenheimerFunds Information Hotline - 1-800-835-3104.

Call our Toll-Free Customer Service today at 1-800-525-7048 for more information on how to take advantage of your new financial relationship with the OppenheimerFunds family.

                                   [ARTWORK]

--------------------------------------------------------------------------------
PLEASE NOTE: These services will be made available to
Rochester Fund Municipal shareholders beginning on or about March 11th.
--------------------------------------------------------------------------------


                            ROCHESTER FUND MUNICIPALS

[LOGO]  ROCHESTER
        FUND
        MUNICIPALS


The Rochester Funds
A Division of OppenheimerFunds, Inc.
350 Linden Oaks
Rochester, New York 14625-2807
716-383-1300

Investment Adviser
OppenheimerFunds, Inc.
Two World Trade Center
New York, NY 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, NY 10048-0203

Independent Accountants
Price Waterhouse LLP
Rochester, New York

Transfer and Shareholder
Services Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, CO 80217-5270
800-552-1129



RA0365.001.0196       February 29, 1996


This Annual Report is for the information of shareholders of Rochester Fund Municipals. It must be preceded or accompanied by a current prospectus for the Fund. For material information concerning the Fund, please see the prospectus. Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount involved.

For free copies of a prospectus, please contact OppenheimerFunds Distributor, Inc. at the address listed. The prospectus contains more complete information about the Fund, including charges and expenses. Please read the prospectus carefully before investing or sending money.

================================================================================

[LOGO] OppenheimerFunds(R)                                       ===============
OppenheimerFunds Distributor, Inc.                                  Bulk Rate
Rochester Division                                                 US Postage
350 Linden Oaks                                                       PAID
Rochester, NY 14625-2807                                          Rochester, NY
                                                                 Permit No. 491
                                                                 ===============